UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

WCM Focused
International Growth Fund
Investor Class/WCMRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMRX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Investor Class/WCMRX)	$72	1.29%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$21,552,624,844
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	5.9%
Sea Ltd. - ADR	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6%
Rolls-Royce Holdings PLC	4.6%
Spotify Technology S.A.	4.5%
BAE Systems PLC	4.4%
Mitsubishi Heavy Industries, Ltd.	4.1%
Philip Morris International, Inc.	3.9%
SAP S.E.	3.8%
Safran S.A.	3.2%
Sector Allocation
Top Ten Countries
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMRX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Growth Fund - Investor Class

WCM Focused
International Growth Fund
Institutional Class/WCMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMIX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Institutional Class/WCMIX)	$58	1.04%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$21,552,624,844
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	5.9%
Sea Ltd. - ADR	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6%
Rolls-Royce Holdings PLC	4.6%
Spotify Technology S.A.	4.5%
BAE Systems PLC	4.4%
Mitsubishi Heavy Industries, Ltd.	4.1%
Philip Morris International, Inc.	3.9%
SAP S.E.	3.8%
Safran S.A.	3.2%
Sector Allocation
Top Ten Countries
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMIX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Growth Fund - Institutional Class

WCM Focused
Emerging Markets Fund
Investor Class/WFEMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WFEMX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	$81	1.50%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$869,671,474
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.9%
Sea Ltd. - ADR	5.8%
Tencent Holdings, Ltd.	5.8%
Meitu, Inc.	3.5%
Celestica, Inc.	3.2%
ICICI Bank Ltd.	3.0%
Federal Bank, Ltd.	3.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.8%
HD Hyundai Marine Solution Co., Ltd.	2.8%
DiDi Global, Inc. - ADR	2.6%
Sector Allocation
Top Ten Countries
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WFEMX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused Emerging Markets Fund - Investor Class

WCM Focused
Emerging Markets Fund
Institutional Class/WCMEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMEX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	$68	1.25%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$869,671,474
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.9%
Sea Ltd. - ADR	5.8%
Tencent Holdings, Ltd.	5.8%
Meitu, Inc.	3.5%
Celestica, Inc.	3.2%
ICICI Bank Ltd.	3.0%
Federal Bank, Ltd.	3.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.8%
HD Hyundai Marine Solution Co., Ltd.	2.8%
DiDi Global, Inc. - ADR	2.6%
Sector Allocation
Top Ten Countries
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMEX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused Emerging Markets Fund - Institutional Class

WCM International
Small Cap Growth Fund
Institutional Class/WCMSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM International Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMSX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Small Cap Growth Fund (Institutional Class/WCMSX)	$69	1.25%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$343,269,023
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	60%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Scout24 S.E.	3.3%
Baltic Classifieds Group PLC	2.7%
Babcock International Group PLC	2.5%
Timee, Inc.	2.5%
Lottomatica Group Spa	2.3%
Piraeus Financial Holdings S.A.	1.9%
Fujikura, Ltd.	1.8%
Exail Technologies S.A.	1.8%
Definity Financial Corp.	1.8%
Melrose Industries PLC	1.7%
Sector Allocation
Top Ten Countries
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMSX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM International Small Cap Growth Fund - Institutional Class

WCM Small Cap Growth Fund
Investor Class/WCMNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMNX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Investor Class/WCMNX)	$61	1.24%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$42,089,662
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Sterling Infrastructure, Inc.	3.2%
SharkNinja, Inc.	3.1%
Applied Industrial Technologies, Inc.	3.0%
Evercore, Inc. - Class A	2.6%
ServiceTitan, Inc. - Class A	2.5%
Rambus, Inc.	2.5%
Chefs' Warehouse, Inc.	2.4%
HealthEquity, Inc.	2.4%
WNS Holdings, Ltd.	2.2%
Varonis Systems, Inc.	2.1%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMNX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Small Cap Growth Fund - Investor Class

WCM Small Cap Growth Fund
Institutional Class/WCMLX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMLX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	$48	0.99%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$42,089,662
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Sterling Infrastructure, Inc.	3.2%
SharkNinja, Inc.	3.1%
Applied Industrial Technologies, Inc.	3.0%
Evercore, Inc. - Class A	2.6%
ServiceTitan, Inc. - Class A	2.5%
Rambus, Inc.	2.5%
Chefs' Warehouse, Inc.	2.4%
HealthEquity, Inc.	2.4%
WNS Holdings, Ltd.	2.2%
Varonis Systems, Inc.	2.1%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMLX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Small Cap Growth Fund - Institutional Class

WCM SMID Quality Value Fund
Investor Class/WCMJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMJX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Investor Class/WCMJX)	$54	1.11%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$61,677,347
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.3%
EMCOR Group, Inc.	4.9%
Addus HomeCare Corp.	4.8%
API Group Corp.	4.7%
Jones Lang LaSalle, Inc.	4.2%
Brown & Brown, Inc.	3.8%
Verra Mobility Corp.	3.7%
Ensign Group, Inc.	3.4%
Element Solutions, Inc.	3.3%
ICU Medical, Inc.	3.1%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMJX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM SMID Quality Value Fund - Investor Class

WCM SMID Quality Value Fund
Institutional Class/WCMFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMFX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Institutional Class/WCMFX)	$42	0.86%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$61,677,347
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.3%
EMCOR Group, Inc.	4.9%
Addus HomeCare Corp.	4.8%
API Group Corp.	4.7%
Jones Lang LaSalle, Inc.	4.2%
Brown & Brown, Inc.	3.8%
Verra Mobility Corp.	3.7%
Ensign Group, Inc.	3.4%
Element Solutions, Inc.	3.3%
ICU Medical, Inc.	3.1%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMFX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM SMID Quality Value Fund - Institutional Class

WCM China Quality Growth Fund
Investor Class/WCQGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCQGX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Investor Class/WCQGX)	$80	1.51%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,823,952
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	11.5%
Meitu, Inc.	8.2%
Xiaomi Corp. - Class B	6.0%
China Merchants Bank Co., Ltd. - Class H	5.4%
DiDi Global, Inc. - ADR	5.3%
PDD Holdings, Inc. - ADR	5.1%
Prosus N.V. - ADR	5.1%
Full Truck Alliance Co., Ltd. - ADR	4.6%
Contemporary Amperex Technology Co., Ltd. - Class A	4.1%
Kweichow Moutai Co., Ltd. - Class A	3.2%
Sector Allocation
Top Countries
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCQGX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM China Quality Growth Fund - Investor Class

WCM China Quality Growth Fund
Institutional Class/WCMCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMCX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Institutional Class/WCMCX)	$67	1.26%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,823,952
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	11.5%
Meitu, Inc.	8.2%
Xiaomi Corp. - Class B	6.0%
China Merchants Bank Co., Ltd. - Class H	5.4%
DiDi Global, Inc. - ADR	5.3%
PDD Holdings, Inc. - ADR	5.1%
Prosus N.V. - ADR	5.1%
Full Truck Alliance Co., Ltd. - ADR	4.6%
Contemporary Amperex Technology Co., Ltd. - Class A	4.1%
Kweichow Moutai Co., Ltd. - Class A	3.2%
Sector Allocation
Top Countries
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMCX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM China Quality Growth Fund - Institutional Class

WCM Focused
International Equity Fund
Investor Class/WLIVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WLIVX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Investor Class/WLIVX)	$62	1.11%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,022,752
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	8.6%
Siemens Energy A.G.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.1%
Babcock International Group PLC	3.7%
Prosus N.V.	3.7%
Trane Technologies PLC	3.3%
Brookfield Corp.	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	2.7%
Celestica, Inc.	2.6%
Haleon PLC - ADR	2.4%
Sector Allocation
Top Ten Countries
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WLIVX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Equity Fund - Investor Class

WCM Focused
International Equity Fund
Institutional Class/WCMVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMVX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Institutional Class/WCMVX)	$48	0.86%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,022,752
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	8.6%
Siemens Energy A.G.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.1%
Babcock International Group PLC	3.7%
Prosus N.V.	3.7%
Trane Technologies PLC	3.3%
Brookfield Corp.	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	2.7%
Celestica, Inc.	2.6%
Haleon PLC - ADR	2.4%
Sector Allocation
Top Ten Countries
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMVX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Equity Fund - Institutional Class

WCM Focused
International Opportunities Fund
Investor Class/WCFOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFOX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	$78	1.39%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,496,329
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	5.1%
Rolls-Royce Holdings PLC	3.9%
Philip Morris International, Inc.	3.7%
Mitsubishi Heavy Industries, Ltd.	3.0%
3i Group PLC	2.9%
UCB S.A.	3.0%
Sea Ltd. - ADR	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Spotify Technology S.A.	2.7%
Monday.com, Ltd.	2.7%
Sector Allocation
Top Ten Countries
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCFOX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Opportunities Fund - Investor Class

WCM Focused
International Opportunities Fund
Institutional Class/WCMOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMOX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	$64	1.14%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,496,329
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	5.1%
Rolls-Royce Holdings PLC	3.9%
Philip Morris International, Inc.	3.7%
Mitsubishi Heavy Industries, Ltd.	3.0%
3i Group PLC	2.9%
UCB S.A.	3.0%
Sea Ltd. - ADR	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Spotify Technology S.A.	2.7%
Monday.com, Ltd.	2.7%
Sector Allocation
Top Ten Countries
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMOX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Opportunities Fund - Institutional Class

WCM Mid Cap Quality Value Fund
Investor Class/WMIDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WMIDX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)	$48	0.99%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,703,498
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Brown & Brown, Inc.	5.5%
GoDaddy, Inc. - Class A	5.3%
Jones Lang LaSalle, Inc.	4.0%
API Group Corp.	4.0%
Molina Healthcare, Inc.	3.7%
CBRE Group, Inc. - Class A	3.5%
Markel Group, Inc.	3.4%
Element Solutions, Inc.	3.4%
MKS, Inc.	3.4%
EMCOR Group, Inc.	3.3%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WMIDX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Mid Cap Quality Value Fund - Investor Class

WCM Mid Cap Quality Value Fund
Institutional Class/WCMAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMAX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)	$36	0.74%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,703,498
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Brown & Brown, Inc.	5.5%
GoDaddy, Inc. - Class A	5.3%
Jones Lang LaSalle, Inc.	4.0%
API Group Corp.	4.0%
Molina Healthcare, Inc.	3.7%
CBRE Group, Inc. - Class A	3.5%
Markel Group, Inc.	3.4%
Element Solutions, Inc.	3.4%
MKS, Inc.	3.4%
EMCOR Group, Inc.	3.3%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMAX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Mid Cap Quality Value Fund - Institutional Class

WCM Mid Cap Quality Value Fund
Class Y/WMVYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WMVYX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Class Y/WMVYX)	$32	0.65%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,703,498
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Brown & Brown, Inc.	5.5%
GoDaddy, Inc. - Class A	5.3%
Jones Lang LaSalle, Inc.	4.0%
API Group Corp.	4.0%
Molina Healthcare, Inc.	3.7%
CBRE Group, Inc. - Class A	3.5%
Markel Group, Inc.	3.4%
Element Solutions, Inc.	3.4%
MKS, Inc.	3.4%
EMCOR Group, Inc.	3.3%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WMVYX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Mid Cap Quality Value Fund - Class Y

WCM Focused
Emerging Markets ex China Fund
Investor Class/WCFEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFEX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	$83	1.50%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$24,985,196
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.0%
Sea Ltd. - ADR	5.7%
Celestica, Inc.	4.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.1%
SK Hynix, Inc.	3.7%
HD Hyundai Marine Solution Co., Ltd.	2.7%
Coupang, Inc.	2.6%
Federal Bank, Ltd.	2.5%
Bizlink Holding, Inc.	2.4%
Piraeus Financial Holdings S.A.	2.4%
Sector Allocation
Top Ten Countries
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCFEX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused Emerging Markets ex China Fund - Investor Class

WCM Focused
Emerging Markets ex China Fund
Institutional Class/WCMWX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMWX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	$70	1.25%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$24,985,196
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.0%
Sea Ltd. - ADR	5.7%
Celestica, Inc.	4.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.1%
SK Hynix, Inc.	3.7%
HD Hyundai Marine Solution Co., Ltd.	2.7%
Coupang, Inc.	2.6%
Federal Bank, Ltd.	2.5%
Bizlink Holding, Inc.	2.4%
Piraeus Financial Holdings S.A.	2.4%
Sector Allocation
Top Ten Countries
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMWX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused Emerging Markets ex China Fund - Institutional Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Equity Fund (formerly, WCM Focused International Value Fund) Investor Class Shares – WLIVX Institutional Class Shares – WCMVX

WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX

WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX Class Y Shares – WMVYX

WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2025

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments
WCM Focused International Growth Fund	1
WCM Focused Emerging Markets Fund	4
WCM International Small Cap Growth Fund	7
WCM Small Cap Growth Fund	11
WCM SMID Quality Value Fund	14
WCM China Quality Growth Fund	16
WCM Focused International Equity Fund	18
WCM Focused International Opportunities Fund	21
WCM Mid Cap Quality Value Fund	25
WCM Focused Emerging Markets ex China Fund	27
Statements of Assets and Liabilities	30
Statements of Operations	35
Statements of Changes in Net Assets	39
Financial Highlights	49
Notes to Financial Statements	69

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.4%
	ARGENTINA — 2.4%
198,231	MercadoLibre, Inc.*	$518,102,489

	AUSTRALIA — 1.3%
1,351,618	Atlassian Corp. - Class A*	274,500,100

	BERMUDA — 2.2%
5,112,926	Arch Capital Group, Ltd.	465,531,912

	BRAZIL — 1.8%
27,530,105	NU Holdings, Ltd. - Class A*	377,713,041

	CANADA — 5.1%
9,010,832	Canadian Natural Resources, Ltd.	283,201,358
6,514,802	Canadian Pacific Kansas City, Ltd.	516,428,355
1,601,392	Waste Connections, Inc.	299,011,914
		1,098,641,627
	CHINA — 3.7%
25,757,000	Meituan - Class B*	414,325,462
6,013,200	Tencent Holdings, Ltd.	387,461,729
		801,787,191
	DENMARK — 1.7%
5,328,918	Novo Nordisk A/S - Class B	369,259,404

	FRANCE — 3.2%
2,120,562	Safran S.A.	691,592,981

	GERMANY — 13.1%
1,184,263	Deutsche Boerse A.G.	386,901,191
169,097	Rheinmetall A.G.	358,110,177
2,664,655	SAP S.E.	814,827,894
10,860,722	Siemens Energy A.G.*	1,269,459,630
		2,829,298,892
	INDIA — 2.1%
13,310,416	ICICI Bank Ltd. - ADR	447,762,394

	IRELAND — 3.8%
791,292	Aon PLC - Class A	282,301,334
6,537,019	Experian PLC	337,097,514
816,708	STERIS PLC	196,189,596
		815,588,444
1

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL — 2.2%
1,472,867	Monday.com, Ltd.*	$463,187,214

	ITALY — 1.8%
811,095	Ferrari N.V.	397,379,509

	JAPAN — 6.5%
35,564,100	Mitsubishi Heavy Industries, Ltd.	889,969,839
5,387,200	Nintendo Co., Ltd.	517,331,957
		1,407,301,796
	NETHERLANDS — 6.4%
291,367	Adyen N.V.*	535,126,815
587,724	ASM International N.V.	377,026,227
585,254	ASML Holding N.V.	469,016,703
		1,381,169,745
	SINGAPORE — 4.7%
6,330,696	Sea Ltd. - ADR*	1,012,531,518

	SOUTH KOREA — 2.6%
18,581,997	Coupang, Inc.*	556,716,630

	SWEDEN — 4.5%
1,261,257	Spotify Technology S.A.*	967,812,946

	SWITZERLAND — 1.7%
11,071,105	UBS Group A.G.	375,859,480

	TAIWAN — 4.6%
27,286,000	Taiwan Semiconductor Manufacturing Co., Ltd.	997,831,422

	UNITED KINGDOM — 17.1%
11,600,893	3i Group PLC	656,535,699
2,649,303	AstraZeneca PLC	368,710,245
36,689,153	BAE Systems PLC	952,210,686
10,717,375	Compass Group PLC	363,028,459
782,420	Linde PLC	367,095,816
73,990,054	Rolls-Royce Holdings PLC	980,589,119
		3,688,170,024
2

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 3.9%
4,630,821	Philip Morris International, Inc.	$843,411,429
	TOTAL COMMON STOCKS
	(Cost $13,248,425,527)	20,781,150,188

Principal Amount
	BANK DEPOSIT INVESTMENTS — 3.4%
$729,735,302	UMB Bank, Money Market Special II, 4.19%[1]	729,735,302
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $729,735,302)	729,735,302

	TOTAL INVESTMENTS — 99.8%
	(Cost $13,978,160,829)	21,510,885,490
	Other Assets in Excess of Liabilities — 0.2%	41,739,354
	TOTAL NET ASSETS — 100.0%	$21,552,624,844

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

3

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	BRAZIL — 9.1%
1,123,199	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$24,628,057
1,008,800	Embraer S.A.	14,298,962
2,350,966	Inter & Co., Inc. - Class A	17,467,678
619,371	NU Holdings, Ltd. - Class A*	8,497,770
1,770,900	TOTVS S.A.	13,758,202
		78,650,669
	CANADA — 3.2%
180,246	Celestica, Inc.*	28,138,203

	CHINA — 24.8%
1,160,100	Alibaba Group Holding Ltd.	16,422,213
232,095	BYD Co., Ltd. - Class A	10,758,422
2,202,830	Chongqing Baiya Sanitary Products Co., Ltd. - Class A	8,417,205
458,315	Contemporary Amperex Technology Co., Ltd. - Class A	16,156,680
4,624,664	DiDi Global, Inc. - ADR*	22,660,854
1,524,000	Giant Biogene Holding Co., Ltd.	11,246,111
26,248,000	Meitu, Inc.*	30,295,876
412,100	Meituan - Class B*	6,629,014
3,158,560	NARI Technology Co., Ltd. - Class A	9,883,774
97,712	PDD Holdings, Inc. - ADR*	10,226,538
367,707	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	11,540,678
782,100	Tencent Holdings, Ltd.	50,394,768
190,777	Trip.com Group Ltd. - ADR	11,187,163
		215,819,296
	GREECE — 2.6%
3,226,941	Piraeus Financial Holdings S.A.	22,356,326

	INDIA — 11.6%
10,521,576	Federal Bank, Ltd.	26,154,324
1,552,100	ICICI Bank Ltd.	26,230,092
1,217,841	KEC International Ltd.	13,046,218
331,105	Kotak Mahindra Bank Ltd.	8,353,467
716,594	PB Fintech, Ltd.*	15,232,372
624,609	Phoenix Mills Ltd.	11,379,433
70,541	SAI Life Sciences Ltd.*,1	636,347
		101,032,253
	INDONESIA — 2.1%
20,441,775	Bank Central Asia Tbk P.T.	10,927,103
24,272,800	Bank Mandiri Persero Tbk P.T.	7,291,170
		18,218,273
4

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KAZAKSTAN — 0.6%
65,694	Kaspi.KZ JSC - ADR	$5,576,764

	MEXICO — 3.7%
551,637	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	12,662,560
1,272,900	Qualitas Controladora S.A.B. de C.V.	13,071,230
135,208	Vista Energy S.A.B. de C.V. - ADR*	6,464,295
		32,198,085
	PERU — 2.4%
91,774	Credicorp Ltd.	20,513,325

	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC[2]	—

	SAUDI ARABIA — 1.1%
206,501	Bupa Arabia for Cooperative Insurance Co.	9,806,113

	SINGAPORE — 5.8%
316,097	Sea Ltd. - ADR*	50,556,554

	SOUTH AFRICA — 2.8%
63,858	Capitec Bank Holdings Ltd.	12,768,109
2,698,175	OUTsurance Group, Ltd.	11,938,005
		24,706,114
	SOUTH KOREA — 13.7%
87,543	APR Corp.*	9,989,873
569,517	Coupang, Inc.*	17,062,729
135,249	Coway Co., Ltd.	9,664,676
159,010	HD Hyundai Marine Solution Co., Ltd.	24,107,504
102,900	Hyundai Rotem Co., Ltd.	14,932,410
32,426	LIG Nex1 Co., Ltd.	12,958,740
311,074	Shinhan Financial Group Co., Ltd.	14,103,117
76,671	SK Hynix, Inc.	16,521,191
		119,340,240
	TAIWAN — 16.2%
707,000	Bizlink Holding, Inc.	20,569,888
376,267	MediaTek, Inc.	16,122,537
2,836,000	Taiwan Semiconductor Manufacturing Co., Ltd.	103,710,691
		140,403,116
	TOTAL COMMON STOCKS
	(Cost $664,854,999)	867,315,331

5

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 0.5%
$4,297,810	UMB Bank, Money Market Special II, 4.19%[3]	$4,297,810
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $4,297,810)	4,297,810

	TOTAL INVESTMENTS — 100.2%
	(Cost $669,152,809)	871,613,141
	Liabilities in Excess of Other Assets — (0.2)%	(1,941,667)
	TOTAL NET ASSETS — 100.0%	$869,671,474

ADR – American Depository Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $636,347, which represents 0.07% of total net assets of the Fund.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

6

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	AUSTRALIA — 1.4%
80,929	HUB24, Ltd.	$4,749,436

	AUSTRIA — 1.4%
38,002	BAWAG Group A.G.*	4,859,936

	BRAZIL — 3.2%
285,960	CI&T, Inc. - Class A*	1,707,181
378,400	Embraer S.A.	5,363,528
504,940	Inter & Co., Inc. - Class A	3,751,704
		10,822,413
	CANADA — 4.2%
57,001	AtkinsRealis Group, Inc.	3,997,772
106,741	Definity Financial Corp.	6,221,202
240,769	PrairieSky Royalty, Ltd.	4,176,064
		14,395,038
	CHINA — 2.4%
4,260,500	Meitu, Inc.*	4,917,540
106,700	NetEase Cloud Music, Inc.*	3,289,156
		8,206,696
	DENMARK — 1.1%
130,671	ALK-Abello A/S*	3,855,345

	FRANCE — 4.2%
53,994	Exail Technologies S.A.*	6,292,772
99,359	Exosens SAS	4,721,993
116,204	Planisware S.A.	3,251,262
		14,266,027
	GERMANY — 7.5%
161,112	Auto1 Group S.E.*	5,216,260
39,004	CTS Eventim A.G. & Co. KGaA	4,850,358
54,345	RENK Group A.G.	4,347,254
82,306	Scout24 S.E.	11,362,678
		25,776,550
	GREECE — 1.9%
967,037	Piraeus Financial Holdings S.A.	6,699,656

	INDIA — 3.7%
107,497	Cartrade Tech, Ltd.*	2,132,294
7

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
985,866	Federal Bank, Ltd.	$2,450,646
1,257,543	Indian Energy Exchange, Ltd.	2,833,377
125,469	Muthoot Microfin, Ltd.*	210,090
96,990	Poly Medicure, Ltd.	2,515,304
369,858	Triveni Turbine, Ltd.	2,642,124
		12,783,835
	INDONESIA — 1.0%
21,652,600	Bank Syariah Indonesia Tbk P.T.	3,443,076

	IRELAND — 1.7%
40,119	ICON PLC*	5,835,309

	ISRAEL — 1.2%
25,695	Wix.com, Ltd.*	4,071,630

	ITALY — 3.8%
93,740	Buzzi S.p.A.	5,199,031
286,073	Lottomatica Group Spa	7,939,545
		13,138,576
	JAPAN — 14.0%
120,000	Fujikura, Ltd.	6,312,653
53,300	IHI Corp.	5,765,129
214,800	Integral Corp.	4,751,709
211,800	Lifedrink Co., Inc.	3,112,711
15,900	Maruwa Co., Ltd.	4,557,240
126,600	Money Forward, Inc.*	4,296,790
267,800	Rakus Co., Ltd.	4,292,564
53,800	Rakuten Bank, Ltd.*	2,466,349
332,900	SHIFT, Inc.*	4,031,696
592,795	Timee, Inc.*	8,449,238
		48,036,079
	MEXICO — 2.0%
244,111	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	3,206,766
75,828	Vista Energy S.A.B. de C.V. - ADR*	3,625,337
		6,832,103
	NETHERLANDS — 4.1%
35,924	BE Semiconductor Industries N.V.	5,372,760
98,361	Nebius Group N.V.*	5,442,314
8

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
31,074	Redcare Pharmacy N.V.*	$3,437,768
		14,252,842
	NORWAY — 2.2%
78,111	Protector Forsikring A.S.A.	3,324,981
119,282	Vend Marketplaces A.S.A.	4,217,250
		7,542,231
	POLAND — 1.5%
301,487	InPost S.A.*	5,017,455

	SOUTH AFRICA — 1.0%
774,998	OUTsurance Group, Ltd.	3,428,958

	SOUTH KOREA — 3.8%
25,339	APR Corp.*	2,891,532
20,141	HD Hyundai Marine Solution Co., Ltd.	3,053,576
30,453	Hyundai Rotem Co., Ltd.	4,419,210
2,627	Samyang Foods Co., Ltd.	2,712,185
		13,076,503
	SPAIN — 1.2%
212,923	Puig Brands S.A. - Class B	4,209,700

	SWEDEN — 7.5%
622,075	Apotea Sverige A.B.*	5,788,942
109,833	BoneSupport Holding A.B.*	3,250,562
123,495	Hemnet Group A.B.	3,625,912
68,883	MIPS A.B.	3,227,814
166,292	RaySearch Laboratories A.B.	5,896,682
579,520	Truecaller A.B. - Class B	4,108,155
		25,898,067
	SWITZERLAND — 1.0%
103,674	Kuros Biosciences A.G.*	3,565,680

	TAIWAN — 2.1%
469,000	E Ink Holdings, Inc.	3,549,785
71,000	Jentech Precision Industrial Co., Ltd.	3,674,177
		7,223,962
	UNITED KINGDOM — 16.3%
542,725	Ashtead Technology Holdings PLC	3,303,582
9

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
542,174	Babcock International Group PLC	$8,539,408
1,801,247	Baltic Classifieds Group PLC	9,222,582
77,723	Cranswick PLC	5,709,125
55,295	Diploma PLC	3,712,037
10,747	Games Workshop Group PLC	2,392,157
83,203	Genus PLC	2,336,594
94,703	Marex Group PLC	3,737,927
824,957	Melrose Industries PLC	6,008,427
355,599	St. James's Place PLC	5,794,629
1,513,717	Trustpilot Group PLC*	5,037,343
		55,793,811
	UNITED STATES — 2.3%
191,115	Freshworks, Inc. - Class A*	2,849,525
231,262	Life360, Inc.*	4,884,401
		7,733,926
	VIETNAM — 0.9%
665,071	FPT Corp.	3,008,964
	TOTAL COMMON STOCKS
	(Cost $260,435,555)	338,523,804

	SHORT-TERM INVESTMENTS — 1.2%
4,059,638	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.07%[1]	4,059,638
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,059,638)	4,059,638

	TOTAL INVESTMENTS — 99.8%
	(Cost $264,495,193)	342,583,442
	Other Assets in Excess of Liabilities — 0.2%	685,581
	TOTAL NET ASSETS — 100.0%	$343,269,023

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

10

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	CONSUMER DISCRETIONARY — 17.5%
4,809	Boot Barn Holdings, Inc.*	$730,968
6,266	Churchill Downs, Inc.	632,866
27,984	First Watch Restaurant Group, Inc.*	448,863
871	Fox Factory Holding Corp.*	22,594
7,388	Freshpet, Inc.*	502,089
5,769	Green Brick Partners, Inc.*	362,755
5,968	Planet Fitness, Inc. - Class A*	650,810
4,098	RH*	774,563
13,367	SharkNinja, Inc.*	1,323,199
4,451	Stride, Inc.*	646,241
3,535	Texas Roadhouse, Inc.	662,494
1,750	Wingstop, Inc.	589,295
		7,346,737
	CONSUMER STAPLES — 4.0%
16,086	Chefs' Warehouse, Inc.*	1,026,448
7,554	Performance Food Group Co.*	660,748
		1,687,196
	FINANCIALS — 5.6%
4,036	Evercore, Inc. - Class A	1,089,801
2,353	Primerica, Inc.	643,945
8,115	Western Alliance Bancorp	632,808
		2,366,554
	HEALTH CARE — 16.9%
13,192	AtriCure, Inc.*	432,302
4,962	Axsome Therapeutics, Inc.*	517,983
11,370	Biohaven, Ltd.*	160,431
11,017	Bridgebio Pharma, Inc.*	475,714
4,097	Glaukos Corp.*	423,179
9,726	HealthEquity, Inc.*	1,018,896
10,681	Ideaya Biosciences, Inc.*	224,515
4,233	Insmed, Inc.*	426,009
4,215	Inspire Medical Systems, Inc.*	546,981
2,938	iRhythm Technologies, Inc.*	452,334
5,120	Lantheus Holdings, Inc.*	419,123
1,638	Penumbra, Inc.*	420,360
8,517	RadNet, Inc.*	484,702
2,643	Repligen Corp.*	328,736
10,604	Revolution Medicines, Inc.*	390,121
7,883	Ultragenyx Pharmaceutical, Inc.*	286,626
3,549	Vaxcyte, Inc.*	115,378
		7,123,390
11

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 25.2%
7,681	AAON, Inc.	$566,474
5,364	Applied Industrial Technologies, Inc.	1,246,862
6,601	Casella Waste Systems, Inc. - Class A*	761,623
3,582	FTAI Aviation, Ltd.	412,073
4,529	Installed Building Products, Inc.	816,669
12,722	Karman Holdings, Inc.*	640,807
15,288	Mercury Systems, Inc.*	823,412
5,914	Novanta, Inc.*	762,492
2,634	Powell Industries, Inc.	554,325
5,932	Regal Rexnord Corp.	859,903
14,650	Rocket Lab Corp.*	524,031
2,673	Saia, Inc.*	732,375
4,634	SiteOne Landscape Supply, Inc.*	560,436
5,870	Sterling Infrastructure, Inc.*	1,354,385
		10,615,867
	MATERIALS — 1.4%
18,176	Avient Corp.	587,267

	REAL ESTATE — 1.5%
3,623	EastGroup Properties, Inc. - REIT	605,476

	TECHNOLOGY — 24.6%
14,966	ACI Worldwide, Inc.*	687,089
17,746	BILL Holdings, Inc.*	820,930
5,028	Commvault Systems, Inc.*	876,531
6,561	Credo Technology Group Holding, Ltd.*	607,483
20,975	Five9, Inc.*	555,418
12,510	Gitlab, Inc. - Class A*	564,326
23,363	Klaviyo, Inc. - Class A*	784,530
11,180	Power Integrations, Inc.	624,962
16,575	Rambus, Inc.*	1,061,132
19,473	Semtech Corp.*	879,011
9,973	ServiceTitan, Inc. - Class A*	1,068,906
17,363	Varonis Systems, Inc.*	881,172
12

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
14,746	WNS Holdings, Ltd.*	$932,537
		10,344,027
	TOTAL COMMON STOCKS
	(Cost $38,662,046)	40,676,514

	SHORT-TERM INVESTMENTS — 1.9%
807,235	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.07%[1]	807,235
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $807,235)	807,235

	TOTAL INVESTMENTS — 98.6%
	(Cost $39,469,281)	41,483,749
	Other Assets in Excess of Liabilities — 1.4%	605,913
	TOTAL NET ASSETS — 100.0%	$42,089,662

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

13

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.9%
	COMMUNICATIONS — 5.3%
18,155	GoDaddy, Inc. - Class A*	$3,268,989

	CONSUMER DISCRETIONARY — 13.1%
18,857	CarMax, Inc.*	1,267,379
12,318	Dorman Products, Inc.*	1,511,049
21,334	Masco Corp.	1,373,056
3,450	Pool Corp.	1,005,606
21,380	Wyndham Hotels & Resorts, Inc.	1,736,270
37,560	YETI Holdings, Inc.*	1,183,891
		8,077,251
	CONSUMER STAPLES — 3.6%
10,217	Interparfums, Inc.	1,341,594
5,239	Lancaster Colony Corp.	905,142
		2,246,736
	FINANCIALS — 9.2%
20,940	Brown & Brown, Inc.	2,321,618
22,266	RLI Corp.	1,608,050
976	White Mountains Insurance Group, Ltd.	1,752,623
		5,682,291
	HEALTH CARE — 11.3%
25,822	Addus HomeCare Corp.*	2,974,436
13,641	Ensign Group, Inc.	2,104,261
14,363	ICU Medical, Inc.*	1,898,070
		6,976,767
	INDUSTRIALS — 29.9%
56,410	API Group Corp.*	2,879,731
28,136	AZEK Co., Inc.*	1,529,192
2,612	CBIZ, Inc.*	187,307
5,680	EMCOR Group, Inc.	3,038,175
17,922	Graco, Inc.	1,540,754
104,615	Hayward Holdings, Inc.*	1,443,687
1,486	Installed Building Products, Inc.	267,956
11,289	Landstar System, Inc.	1,569,397
10,585	SiteOne Landscape Supply, Inc.*	1,280,150
28,763	Tetra Tech, Inc.	1,034,317
88,755	Verra Mobility Corp.*	2,253,489
3,173	Watsco, Inc.	1,401,260
		18,425,415
14

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 5.0%
20,441	Ashland, Inc.	$1,027,774
90,959	Element Solutions, Inc.	2,060,221
		3,087,995
	REAL ESTATE — 4.2%
10,046	Jones Lang LaSalle, Inc.*	2,569,566

	TECHNOLOGY — 14.3%
11,547	Booz Allen Hamilton Holding Corp.	1,202,389
17,574	Entegris, Inc.	1,417,343
11,808	Insight Enterprises, Inc.*	1,630,508
18,039	MKS, Inc.	1,792,355
6,756	PTC, Inc.*	1,164,329
5,183	Zebra Technologies Corp. - Class A*	1,598,230
		8,805,154
	TOTAL COMMON STOCKS
	(Cost $44,082,033)	59,140,164
	SHORT-TERM INVESTMENTS — 4.9%
3,053,127	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.07%[1]	3,053,127
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,053,127)	3,053,127

	TOTAL INVESTMENTS — 100.8%
	(Cost $47,135,160)	62,193,291
	Liabilities in Excess of Other Assets — (0.8)%	(515,944)
	TOTAL NET ASSETS — 100.0%	$61,677,347

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

15

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.8%
	CHINA — 89.2%
3,600	Alibaba Group Holding Ltd.	$50,961
230	Alibaba Group Holding Ltd. - ADR	26,084
3,000	BYD Co., Ltd. - Class H	46,710
9,000	Chaozhou Three-Circle Group Co., Ltd. - Class A	41,998
60,000	China Communications Services Corp. Ltd. - Class H	32,571
14,000	China Merchants Bank Co., Ltd. - Class H	98,209
10,500	Chongqing Baiya Sanitary Products Co., Ltd. - Class A	40,122
2,114	Contemporary Amperex Technology Co., Ltd. - Class A	74,524
19,554	DiDi Global, Inc. - ADR*	95,815
7,168	Full Truck Alliance Co., Ltd. - ADR	84,654
6,200	Giant Biogene Holding Co., Ltd.	45,752
2,275	Kanzhun Ltd. - ADR*	40,586
300	Kweichow Moutai Co., Ltd. - Class A	59,054
3,096	LexinFintech Holdings Ltd. - ADR	22,322
130,000	Meitu, Inc.*	150,048
2,300	Meituan - Class B*	36,998
12,200	NARI Technology Co., Ltd. - Class A	38,176
1,450	NetEase Cloud Music, Inc.*	44,698
894	PDD Holdings, Inc. - ADR*	93,566
6,500	Shenzhen Inovance Technology Co., Ltd. - Class A	58,605
1,500	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	47,078
3,000	Sieyuan Electric Co., Ltd. - Class A	30,531
3,250	Tencent Holdings, Ltd.	209,414
844	Trip.com Group Ltd. - ADR	49,492
14,200	Xiaomi Corp. - Class B*	109,307
		1,627,275
	NETHERLANDS — 5.1%
8,296	Prosus N.V. - ADR	92,334

	SINGAPORE — 2.1%
4,600	BOC Aviation Ltd.	38,141

	TAIWAN — 2.4%
1,016	MediaTek, Inc.	43,534

	TOTAL COMMON STOCKS
	(Cost $1,573,323)	1,801,284

16

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 1.6%
$30,039	UMB Bank, Money Market Special II, 4.19%[1]	$30,039
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $30,039)	30,039

	TOTAL INVESTMENTS — 100.4%
	(Cost $1,603,362)	1,831,323
	Liabilities in Excess of Other Assets — (0.4)%	(7,371)
	TOTAL NET ASSETS — 100.0%	$1,823,952

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

17

WCM Focused International Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	BELGIUM — 1.3%
2,580	D'ieteren Group	$555,622

	BRAZIL — 4.1%
52,830	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	1,160,675
45,100	NU Holdings, Ltd. - Class A*	618,772
		1,779,447
	CANADA — 8.5%
18,800	Brookfield Corp.	1,162,780
27,400	Canadian Natural Resources Ltd.	860,360
7,200	Celestica, Inc.*	1,123,992
4,650	CGI, Inc.	487,460
		3,634,592
	CHINA — 6.9%
5,900	Alibaba Group Holding Ltd. - ADR	669,119
4,200	Baidu, Inc. - ADR*	360,192
38,650	Kanzhun Ltd. - ADR*	689,516
3,700	PDD Holdings, Inc. - ADR*	387,242
87,526	WuXi AppTec Co., Ltd. - Class H	880,540
		2,986,609
	FRANCE — 2.3%
17,000	Societe Generale S.A.	972,509

	GERMANY — 11.3%
26,000	Deutsche Telekom A.G.	951,731
89,000	Evotec S.E.*	757,700
1,420	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	922,091
19,000	Siemens Energy A.G.*	2,220,822
		4,852,344
	INDIA — 1.5%
18,685	ICICI Bank Ltd. - ADR	628,563

	INDONESIA — 0.9%
1,231,000	Bank Mandiri Persero Tbk P.T.	369,773

	IRELAND — 4.2%
2,750	ICON PLC*	399,988
3,250	Trane Technologies PLC	1,421,582
		1,821,570
18

WCM Focused International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL — 2.0%
51,540	Teva Pharmaceutical Industries Ltd. - ADR*	$863,810

	ITALY — 3.2%
49,000	Cementir Holding N.V.	856,348
8,370	Recordati Industria Chimica e Farmaceutica S.p.A.	526,116
		1,382,464
	JAPAN — 11.4%
34,000	FUJIFILM Holdings Corp.	736,290
66,360	Japan Exchange Group, Inc.	672,228
11,000	Recruit Holdings Co., Ltd.	646,873
32,470	Sony Group Corp. - ADR	845,194
23,840	Tokio Marine Holdings, Inc.	1,010,365
5,200	Tokyo Electron Ltd.	995,849
		4,906,799
	KAZAKSTAN — 1.1%
5,500	Kaspi.KZ JSC - ADR	466,895

	MEXICO — 1.4%
26,400	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	605,999

	NETHERLANDS — 3.7%
28,400	Prosus N.V.*	1,593,485

	RUSSIA — 0.0%
34,600	Sberbank of Russia PJSC - ADR*,1	—

	SWEDEN — 1.2%
22,600	Sandvik A.B.	518,949

	SWITZERLAND — 4.3%
2,200	Chubb Ltd.	637,384
121,100	Glencore PLC*	471,899
22,500	UBS Group A.G.	760,950
		1,870,233
	TAIWAN — 5.1%
9,700	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,196,953

	UNITED KINGDOM — 23.1%
13,000	3i Group PLC	735,716
6,610	AstraZeneca PLC - ADR	461,907
19

WCM Focused International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
101,790	Babcock International Group PLC	$1,603,224
101,000	Haleon PLC - ADR	1,047,370
5,285	London Stock Exchange Group PLC	772,936
15,050	RELX PLC - ADR	817,817
280,000	Rolls-Royce Holdings PLC	3,710,836
56,000	Wise PLC - Class A*	800,004
		9,949,810
	UNITED STATES — 0.9%
10,950	Schlumberger N.V.	370,110
	TOTAL COMMON STOCKS
	(Cost $34,816,540)	42,326,536
	SHORT-TERM INVESTMENTS — 1.3%
583,146	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.07%[2]	583,146
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $583,146)	583,146

	TOTAL INVESTMENTS — 99.7%
	(Cost $35,399,686)	42,909,682
	Other Assets in Excess of Liabilities — 0.3%	113,070
	TOTAL NET ASSETS — 100.0%	$43,022,752

ADR – American Depository Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

20

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	AUSTRIA — 1.7%
5,360	BAWAG Group A.G.*	$685,471

	BELGIUM — 3.0%
5,930	UCB S.A.	1,166,819

	BERMUDA — 2.6%
19,380	Viking Holdings Ltd.*	1,032,760

	BRAZIL — 3.2%
46,800	Embraer S.A.	663,354
42,740	NU Holdings, Ltd. - Class A*	586,393
		1,249,747
	CANADA — 7.7%
22,380	Canadian Natural Resources Ltd.	702,732
4,980	Celestica, Inc.*	777,428
150	Constellation Software, Inc.	549,993
17,076	Definity Financial Corp.	995,243
		3,025,396
	CHINA — 3.8%
8,200	BYD Co., Ltd. - Class A	380,099
130,040	DiDi Global, Inc. - ADR*	637,196
7,600	Tencent Holdings, Ltd.	489,707
		1,507,002
	DENMARK — 1.4%
2,250	DSV A/S	539,668

	FINLAND — 1.7%
17,540	Amer Sports, Inc.*	679,850

	FRANCE — 2.1%
2,490	Safran S.A.	812,080

	GERMANY — 14.9%
5,170	CTS Eventim A.G. & Co. KGaA	642,917
4,260	Heidelberg Materials A.G.	1,003,255
255	Rheinmetall A.G.	540,034
2,570	SAP S.E.	785,883
6,600	Scout24 S.E.	911,157
17,230	Siemens Energy A.G.*	2,013,935
		5,897,181
21

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GREECE — 1.7%
98,660	Piraeus Financial Holdings S.A.	$683,519

	HONG KONG — 1.2%
44,000	Techtronic Industries Co., Ltd.	485,492

	INDIA — 3.4%
11,500	BSE, Ltd.	372,043
147,760	Eternal Ltd.*	455,071
29,500	ICICI Bank Ltd.	498,543
		1,325,657
	INDONESIA — 1.1%
833,300	Bank Central Asia Tbk P.T.	445,439

	IRELAND — 1.8%
2,510	Flutter Entertainment PLC*	713,588

	ISRAEL — 4.1%
3,320	Monday.com, Ltd.*	1,044,074
3,550	Wix.com, Ltd.*	562,533
		1,606,607
	ITALY — 2.2%
12,480	Prysmian S.p.A.	883,609

	JAPAN — 6.2%
1,993	Disco Corp.	590,413
13,100	Fujikura, Ltd.	689,131
46,700	Mitsubishi Heavy Industries, Ltd.	1,168,639
		2,448,183
	MEXICO — 0.8%
6,970	Vista Energy S.A.B. de C.V. - ADR*	333,236

	NETHERLANDS — 2.5%
260	Adyen N.V.*	477,518
9,490	Nebius Group N.V.*	525,082
		1,002,600
	PERU — 1.3%
2,270	Credicorp Ltd.	507,390
22

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	POLAND — 1.3%
30,275	InPost S.A.*	$503,847

	SINGAPORE — 4.3%
106,470	Grab Holdings Ltd. - Class A*	535,544
7,180	Sea Ltd. - ADR*	1,148,369
		1,683,913
	SOUTH KOREA — 2.6%
17,810	Coupang, Inc.*	533,588
790	Hanwha Aerospace Co., Ltd.	495,746
		1,029,334
	SPAIN — 1.1%
22,110	Puig Brands S.A. - Class B	437,137

	SWEDEN — 4.1%
9,600	Saab A.B. - Class B	536,768
1,410	Spotify Technology S.A.*	1,081,949
		1,618,717
	TAIWAN — 2.8%
30,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,097,081

	UNITED KINGDOM — 10.3%
20,630	3i Group PLC	1,167,525
51,810	Babcock International Group PLC	816,023
114,980	Rolls-Royce Holdings PLC	1,523,828
38,170	Wise PLC - Class A*	545,289
		4,052,665
23

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 3.7%
8,080	Philip Morris International, Inc.	$1,471,610
	TOTAL COMMON STOCKS
	(Cost $27,607,002)	38,925,598

	WARRANTS — 0.0%
	CANADA — 0.0%
345	Constellation Software, Inc. (Expires 4/01/2040)*,1	—
	TOTAL WARRANTS
	(Cost $0)	—

	SHORT-TERM INVESTMENTS — 1.2%
492,975	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.07%[2]	492,975
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $492,975)	492,975

	TOTAL INVESTMENTS — 99.8%
	(Cost $28,099,977)	39,418,573
	Other Assets in Excess of Liabilities — 0.2%	77,756
	TOTAL NET ASSETS — 100.0%	$39,496,329

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

24

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.4%
	COMMUNICATIONS — 5.3%
1,669	GoDaddy, Inc. - Class A*	$300,520

	CONSUMER DISCRETIONARY — 13.0%
2,062	CarMax, Inc.*	138,587
2,713	Masco Corp.	174,609
549	Pool Corp.	160,022
2,005	Wyndham Hotels & Resorts, Inc.	162,826
3,440	YETI Holdings, Inc.*	108,429
		744,473
	FINANCIALS — 11.5%
2,824	Brown & Brown, Inc.	313,097
99	Markel Group, Inc.*	197,739
2,056	RLI Corp.	148,484
		659,320
	HEALTH CARE — 9.0%
242	Chemed Corp.	117,837
1,208	Ensign Group, Inc.	186,346
702	Molina Healthcare, Inc.*	209,126
		513,309
	INDUSTRIALS — 20.1%
4,445	API Group Corp.*	226,917
353	EMCOR Group, Inc.	188,816
1,861	Graco, Inc.	159,990
675	IDEX Corp.	118,510
914	Landstar System, Inc.	127,065
881	SiteOne Landscape Supply, Inc.*	106,548
2,358	Tetra Tech, Inc.	84,794
298	Watsco, Inc.	131,603
		1,144,243
	MATERIALS — 11.1%
1,682	Ashland, Inc.	84,571
1,794	Ball Corp.	100,625
409	Carlisle Cos., Inc.	152,721
8,665	Element Solutions, Inc.	196,262
1,794	Trex Co., Inc.*	97,558
		631,737
	REAL ESTATE — 7.5%
1,414	CBRE Group, Inc. - Class A*	198,130
25

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
898	Jones Lang LaSalle, Inc.*	$229,690
		427,820
	TECHNOLOGY — 19.9%
1,441	Booz Allen Hamilton Holding Corp.	150,051
1,048	CDW Corp.	187,162
1,921	Entegris, Inc.	154,929
1,935	MKS, Inc.	192,262
932	PTC, Inc.*	160,621
264	Teledyne Technologies, Inc.*	135,250
504	Zebra Technologies Corp. - Class A*	155,413
		1,135,688
	TOTAL COMMON STOCKS
	(Cost $5,660,971)	5,557,110

Principal Amount
	BANK DEPOSIT INVESTMENTS — 6.3%
$360,237	UMB Bank, Money Market Special II, 4.19%[1]	360,237
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $360,237)	360,237

	TOTAL INVESTMENTS — 103.7%
	(Cost $6,021,208)	5,917,347
	Liabilities in Excess of Other Assets — (3.7)%	(213,849)
	TOTAL NET ASSETS — 100.0%	$5,703,498

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

26

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 86.7%
	BRAZIL — 10.0%
46,490	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$1,019,373
26,100	Embraer S.A.	369,947
72,541	Inter & Co., Inc. - Class A	538,980
15,286	NU Holdings, Ltd. - Class A*	209,724
46,700	TOTVS S.A.	362,814
		2,500,838
	CANADA — 4.5%
7,268	Celestica, Inc.*	1,134,608

	CYPRUS — 0.9%
415,269	Cairo Mezz PLC*	211,083

	GREECE — 2.4%
86,499	Piraeus Financial Holdings S.A.	599,267

	INDIA — 14.6%
23,164	Entero Healthcare Solutions Ltd.*	309,995
77,824	Eureka Forbes Ltd.*	540,979
256,943	Federal Bank, Ltd.	638,704
33,423	ICICI Bank Ltd.	564,840
39,302	KEC International Ltd.	421,026
16,967	Kotak Mahindra Bank Ltd.	428,062
21,312	PB Fintech, Ltd.*	453,021
16,083	Phoenix Mills Ltd.	293,008
961	SAI Life Sciences Ltd.*,1	8,669
		3,658,304
	INDONESIA — 2.1%
510,700	Bank Central Asia Tbk P.T.	272,993
860,100	Bank Mandiri Persero Tbk P.T.	258,361
		531,354
	KAZAKSTAN — 0.6%
1,711	Kaspi.KZ JSC - ADR	145,247

	MEXICO — 4.7%
26,531	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	348,525
32,000	Qualitas Controladora S.A.B. de C.V.	328,603
34,300	Regional S.A.B. de C.V.	283,547
4,194	Vista Energy S.A.B. de C.V. - ADR*	200,515
		1,161,190
27

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PERU — 2.1%
2,366	Credicorp Ltd.	$528,848

	SAUDI ARABIA — 1.4%
7,163	Bupa Arabia for Cooperative Insurance Co.	340,149

	SINGAPORE — 6.8%
53,666	Grab Holdings Ltd. - Class A*	269,940
8,993	Sea Ltd. - ADR*	1,438,341
		1,708,281
	SOUTH AFRICA — 3.4%
1,970	Capitec Bank Holdings Ltd.	393,892
102,604	OUTsurance Group, Ltd.	453,969
		847,861
	SOUTH KOREA — 16.7%
2,197	APR Corp.*	250,708
21,418	Coupang, Inc.*	641,683
4,786	Coway Co., Ltd.	342,000
4,361	HD Hyundai Marine Solution Co., Ltd.	661,171
2,285	Hyundai Rotem Co., Ltd.	331,590
772	LIG Nex1 Co., Ltd.	308,522
3,172	MNC Solution Co., Ltd.	353,153
7,925	Shinhan Financial Group Co., Ltd.	359,295
4,323	SK Hynix, Inc.	931,527
		4,179,649
	TAIWAN — 14.1%
21,000	Bizlink Holding, Inc.	610,987
24,000	Kinik Co.	263,571
9,308	MediaTek, Inc.	398,835
61,487	Taiwan Semiconductor Manufacturing Co., Ltd.	2,248,540
		3,521,933
	UNITED KINGDOM — 2.4%
115,973	Baltic Classifieds Group PLC	593,795

	TOTAL COMMON STOCKS
	(Cost $16,417,052)	21,662,407

28

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 2.9%
$730,485	UMB Bank, Money Market Special II, 4.19%[2]	$730,485
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $730,485)	730,485

	TOTAL INVESTMENTS — 89.6%
	(Cost $17,147,537)	22,392,892
	Other Assets in Excess of Liabilities — 10.4%	2,592,304
	TOTAL NET ASSETS — 100.0%	$24,985,196

ADR – American Depository Receipt

JSC – Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,669, which represents 0.03% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

29

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2025 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM International Small Cap Growth Fund
Assets:
Investments, at cost	$13,978,160,829	$669,152,809	$264,495,193
Foreign currency, at cost	-	190,327	72,103
Investments, at value	$21,510,885,490	$871,613,141	$342,583,442
Foreign currency, at value	-	190,491	72,395
Receivables:
Investment securities sold	-	-	462,274
Fund shares sold	10,100,585	393,583	244,871
Dividends and interest	33,536,769	1,099,196	129,703
Reclaims receivable	27,005,107	-	430,307
Prepaid expenses	129,051	63,981	23,637
Total assets	21,581,657,002	873,360,392	343,946,629
Liabilities:
Payables:
Fund shares redeemed	8,985,077	405,487	244,543
Advisory fees	14,604,964	607,937	251,421
Shareholder servicing fees (Note 6)	1,743,304	104,068	13,835
Distribution fees (Note 7)	364,829	44,744	-
Fund administration fees	1,057,018	105,254	27,015
Fund accounting fees	301,896	58,428	27,137
Transfer agent fees and expenses	223,657	26,782	4,944
Custody fees	1,241,240	290,477	57,111
Trustees' deferred compensation (Note 3)	413,209	46,174	25,708
Shareholder reporting fees	28,072	37,380	11,470
Legal fees	13,556	5,983	1,091
Auditing fees	10,736	10,459	10,427
Chief Compliance Officer fees	2,132	1,529	1,567
Non-U.S. Taxes	-	1,938,559	-
Accrued other expenses	42,468	5,657	1,337
Total liabilities	29,032,158	3,688,918	677,606
Commitments and Contingencies (Note 3)
Net Assets	$21,552,624,844	$869,671,474	$343,269,023

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$13,113,680,127	$1,212,624,376	$390,157,703
Total distributable earnings (accumulated deficit)	8,438,944,717	(342,952,902)	(46,888,680)
Net Assets	$21,552,624,844	$869,671,474	$343,269,023

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$807,401,856	$112,367,889	$-
Shares of beneficial interest issued and outstanding	30,046,279	6,500,471	-
Net asset value, offering and redemption price per share	$26.87	$17.29	$-
Institutional Class:
Net assets applicable to shares outstanding	$20,745,222,988	$757,303,585	$343,269,023
Shares of beneficial interest issued and outstanding	758,861,698	43,163,592	13,355,610
Net asset value, offering and redemption price per share	$27.34	$17.54	$25.70

See accompanying Notes to Financial Statements.

30

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2025 (Unaudited)

	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund	WCM China Quality Growth Fund
Assets:
Investments, at cost	$39,469,281	$47,135,160	$1,603,362
Foreign currency, at cost	-	-	740
Investments, at value	$41,483,749	$62,193,291	$1,831,323
Foreign currency, at value	-	-	742
Receivables:
Investment securities sold	661,934	-	-
Fund shares sold	-	8,785	-
Dividends and interest	19,060	9,943	5,696
Due from Advisor	-	-	23,533
Prepaid expenses	17,629	15,389	26,398
Total assets	42,182,372	62,227,408	1,887,692
Liabilities:
Payables:
Fund shares redeemed	7	8,733	-
Advisory fees	4,821	12,280	-
Shareholder servicing fees (Note 6)	3,447	9,508	1,793
Distribution fees (Note 7)	65	117	94
Fund administration fees	7,622	11,978	7,392
Fund accounting fees	7,821	7,801	10,839
Transfer agent fees and expenses	5,731	7,104	5,269
Custody fees	5,340	5,659	5,190
Investment securities purchased	22,493	453,597	-
Trustees' deferred compensation (Note 3)	14,166	15,585	12,432
Shareholder reporting fees	5,716	3,315	5,049
Legal fees	2,651	1,472	2,384
Auditing fees	10,503	10,503	9,949
Chief Compliance Officer fees	1,335	1,405	1,789
Trustees' fees and expenses	-	-	671
Accrued other expenses	992	1,004	889
Total liabilities	92,710	550,061	63,740
Commitments and Contingencies (Note 3)
Net Assets	$42,089,662	$61,677,347	$1,823,952

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$41,327,366	$40,370,041	$7,490,189
Total distributable earnings (accumulated deficit)	762,296	21,307,306	(5,666,237)
Net Assets	$42,089,662	$61,677,347	$1,823,952

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$102,643	$185,856	$125,900
Shares of beneficial interest issued and outstanding	8,354	16,400	12,877
Net asset value, offering and redemption price per share	$12.29	$11.33	$9.78
Institutional Class:
Net assets applicable to shares outstanding	$41,987,019	$61,491,491	$1,698,052
Shares of beneficial interest issued and outstanding	3,369,023	5,328,847	172,303
Net asset value, offering and redemption price per share	$12.46	$11.54	$9.86

See accompanying Notes to Financial Statements.

31

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2025 (Unaudited)

	WCM Focused International Equity Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Assets:
Investments, at cost	$35,399,686	$28,099,977	$6,021,208
Foreign currency, at cost	8,219	16,431	-
Investments, at value	$42,909,682	$39,418,573	$5,917,347
Foreign currency, at value	8,262	16,484	-
Receivables:
Fund shares sold	41,326	54,974	-
Dividends and interest	41,881	30,674	689
Reclaims receivable	49,880	43,266	-
Due from Advisor	28,122	3,552	29,873
Prepaid expenses	31,988	24,853	51,561
Total assets	43,111,141	39,592,376	5,999,470
Liabilities:
Payables:
Fund shares redeemed	-	6,498	-
Advisory fees	27,983	-	-
Shareholder servicing fees (Note 6)	1,330	2,816	816
Distribution fees (Note 7)	34	82	6
Fund administration fees	5,120	6,551	4,344
Fund accounting fees	10,297	12,615	5,678
Transfer agent fees and expenses	5,707	5,722	2,993
Custody fees	9,383	7,540	777
Investment securities purchased	-	-	261,366
Trustees' deferred compensation (Note 3)	12,256	12,024	9,485
Shareholder reporting fees	2,326	5,244	-
Legal fees	786	1,579	-
Auditing fees	10,156	10,549	9,727
Chief Compliance Officer fees	1,631	1,570	780
Non-U.S. Taxes	-	22,187	-
Accrued other expenses	1,380	1,070	-
Total liabilities	88,389	96,047	295,972
Commitments and Contingencies (Note 3)
Net Assets	$43,022,752	$39,496,329	$5,703,498

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$37,353,376	$32,197,244	$5,710,977
Total distributable earnings (accumulated deficit)	5,669,376	7,299,085	(7,479)
Net Assets	$43,022,752	$39,496,329	$5,703,498

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$93,791	$684,441	$12,801
Shares of beneficial interest issued and outstanding	5,133	55,140	1,104
Net asset value, offering and redemption price per share	$18.27	$12.41	$11.60
Institutional Class:
Net assets applicable to shares outstanding	$42,928,961	$38,811,888	$1,021,128
Shares of beneficial interest issued and outstanding	2,339,836	3,105,066	87,877
Net asset value, offering and redemption price per share	$18.35	$12.50	$11.62

See accompanying Notes to Financial Statements.

32

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2025 (Unaudited)

	WCM Focused International Equity Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Class Y:
Net assets applicable to shares outstanding	$-	$-	$4,669,569
Shares of beneficial interest issued and outstanding	-	-	401,618
Net asset value, offering and redemption price per share	$-	$-	$11.63

See accompanying Notes to Financial Statements.

33

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2025 (Unaudited)

WCM Focused Emerging Markets ex China Fund
Assets:
Investments, at cost	$17,147,537
Foreign currency, at cost	998
Investments, at value	$22,392,892
Foreign currency, at value	1,003
Receivables:
Fund shares sold	2,636,952
Dividends and interest	13,257
Reclaims receivable	770
Due from Advisor	8,158
Prepaid expenses	27,772
Total assets	25,080,804

Liabilities:
Payables:
Fund shares redeemed	9,236
Shareholder servicing fees (Note 6)	824
Distribution fees (Note 7)	7
Fund administration fees	4,297
Fund accounting fees	6,401
Transfer agent fees and expenses	5,643
Custody fees	8,417
Trustees' deferred compensation (Note 3)	8,707
Shareholder reporting fees	1,722
Legal fees	2,425
Auditing fees	9,335
Chief Compliance Officer fees	1,238
Non-U.S. Taxes	35,423
Trustees' fees and expenses	421
Accrued other expenses	1,512
Total liabilities	95,608
Commitments and Contingencies (Note 3)
Net Assets	$24,985,196

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$19,202,491
Total distributable earnings (accumulated deficit)	5,782,705
Net Assets	$24,985,196

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$18,236
Shares of beneficial interest issued and outstanding	1,029
Net asset value, offering and redemption price per share	$17.72
Institutional Class:
Net assets applicable to shares outstanding	$24,966,960
Shares of beneficial interest issued and outstanding	1,406,070
Net asset value, offering and redemption price per share	$17.76

See accompanying Notes to Financial Statements.

34

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM International Small Cap Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $11,209,740, $924,657 and $205,151, respectively)	$125,255,289	$8,386,571	$1,963,638
Interest	10,042,145	356,754	118,438
Total investment income	135,297,434	8,743,325	2,082,076

Expenses:
Advisory fees	80,054,492	4,150,266	1,545,447
Shareholder servicing fees (Note 6)	9,015,188	461,442	152,045
Distribution fees (Note 7)	914,826	120,369	-
Fund administration fees	4,592,983	312,790	133,650
Fund accounting fees	925,008	116,911	69,483
Transfer agent fees and expenses	607,380	59,549	15,123
Custody fees	2,086,433	466,439	122,151
Shareholder reporting fees	316,584	45,779	13,171
Trustees' fees and expenses	192,791	12,842	9,313
Registration fees	58,720	28,830	10,906
Miscellaneous	58,399	10,241	3,452
Insurance fees	25,126	3,918	2,728
Interest expense	21,405	4,564	1,021
Legal fees	18,239	11,651	7,362
Auditing fees	10,736	11,029	10,427
Tax reclaim service fees	8,169	1,480	-
Chief Compliance Officer fees	3,123	3,125	2,992
Tax expense	-	559	-
Total expenses	98,909,602	5,821,784	2,099,271
Advisory fees (waived) recovered	-	(506,782)	(165,724)
Other expenses (absorbed)	-	-	-
Net expenses	98,909,602	5,315,002	1,933,547
Net investment income (loss)	36,387,832	3,428,323	148,529

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	734,900,758	69,177,394	16,851,136
Foreign currency transactions	665,852	(191,118)	57,203
Deferred non-U.S. taxes	-	(976,761)	(570,851)
Net realized gain (loss)	735,566,610	68,009,515	16,337,488
Net change in unrealized appreciation (depreciation) on:
Investments	3,622,969,370	73,383,385	52,118,776
Foreign currency translations	3,574,031	32,019	55,586
Deferred non-U.S. taxes	-	368,116	459,505
Net change in unrealized appreciation (depreciation)	3,626,543,401	73,783,520	52,633,867
Net realized and unrealized gain (loss)	4,362,110,011	141,793,035	68,971,355

Net Increase (Decrease) in Net Assets from Operations	$4,398,497,843	$145,221,358	$69,119,884

See accompanying Notes to Financial Statements.

35

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended June 30, 2025 (Unaudited)

	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund	WCM China Quality Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $0 and $1,062, respectively)	$75,119	$201,689	$16,498
Interest	28,063	37,943	1,397
Total investment income	103,182	239,632	17,895

Expenses:
Advisory fees	202,800	266,707	9,292
Shareholder servicing fees (Note 6)	20,074	21,385	993
Distribution fees (Note 7)	128	230	178
Fund administration fees	31,380	47,399	30,640
Fund accounting fees	29,746	33,647	28,394
Transfer agent fees and expenses	17,224	20,974	17,351
Custody fees	7,143	4,838	16,081
Shareholder reporting fees	5,038	4,081	4,341
Trustees' fees and expenses	5,815	6,284	6,851
Registration fees	18,911	15,852	16,337
Miscellaneous	2,868	4,007	3,813
Insurance fees	2,627	2,676	2,720
Interest expense	1	1,448	46
Legal fees	8,041	7,782	8,602
Auditing fees	10,503	10,503	10,529
Tax reclaim service fees	-	-	-
Chief Compliance Officer fees	3,119	3,119	3,123
Tax expense	-	-	-
Total expenses	365,418	450,932	159,291
Advisory fees (waived) recovered	(162,490)	(182,547)	(9,292)
Other expenses (absorbed)	-	-	(138,160)
Net expenses	202,928	268,385	11,839
Net investment income (loss)	(99,746)	(28,753)	6,056

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(329,338)	1,591,175	144,343
Foreign currency transactions	-	-	(83)
Deferred non-U.S. taxes	-	-	-
Net realized gain (loss)	(329,338)	1,591,175	144,260
Net change in unrealized appreciation (depreciation) on:
Investments	(681,068)	(3,969,408)	95,632
Foreign currency translations	-	-	-
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation (depreciation)	(681,068)	(3,969,408)	95,632
Net realized and unrealized gain (loss)	(1,010,406)	(2,378,233)	239,892

Net Increase (Decrease) in Net Assets from Operations	$(1,110,152)	$(2,406,986)	$245,948

See accompanying Notes to Financial Statements.

36

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended June 30, 2025 (Unaudited)

	WCM Focused International Equity Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $44,379, $16,592 and $0, respectively)	$366,489	$237,157	$15,965
Interest	9,878	14,825	3,118
Total investment income	376,367	251,982	19,083

Expenses:
Advisory fees	124,084	171,055	13,952
Shareholder servicing fees (Note 6)	12,745	19,229	499
Distribution fees (Note 7)	87	176	16
Fund administration fees	29,540	28,475	31,072
Fund accounting fees	32,841	37,032	28,692
Transfer agent fees and expenses	17,260	17,423	19,734
Custody fees	8,676	29,781	9,529
Shareholder reporting fees	4,616	7,381	7,441
Trustees' fees and expenses	6,314	6,846	6,208
Registration fees	16,275	21,172	17,440
Miscellaneous	5,076	4,544	2,580
Insurance fees	2,622	2,776	2,745
Interest expense	-	2,525	50
Legal fees	9,817	8,276	10,766
Auditing fees	10,736	10,529	9,719
Tax reclaim service fees	-	-	-
Chief Compliance Officer fees	2,627	2,932	3,120
Tax expense	1,695	-	-
Total expenses	285,011	370,152	163,563
Advisory fees (waived) recovered	(124,084)	(171,055)	(13,952)
Other expenses (absorbed)	(35,061)	(4,052)	(135,086)
Net expenses	125,866	195,045	14,525
Net investment income (loss)	250,501	56,937	4,558

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	313,701	1,111,557	73,337
Foreign currency transactions	1,934	(1,224)	-
Deferred non-U.S. taxes	-	890	-
Net realized gain (loss)	315,635	1,111,223	73,337
Net change in unrealized appreciation (depreciation) on:
Investments	6,577,291	7,291,291	(249,434)
Foreign currency translations	5,161	4,992	-
Deferred non-U.S. taxes	-	(8,893)	-
Net change in unrealized appreciation (depreciation)	6,582,452	7,287,390	(249,434)
Net realized and unrealized gain (loss)	6,898,087	8,398,613	(176,097)

Net Increase (Decrease) in Net Assets from Operations	$7,148,588	$8,455,550	$(171,539)

See accompanying Notes to Financial Statements.

37

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended June 30, 2025 (Unaudited)

WCM Focused Emerging Markets ex China Fund
Investment Income:
Dividends (net of foreign withholding taxes of $21,271)	$174,682
Interest	17,255
Total investment income	191,937

Expenses:
Advisory fees	85,335
Shareholder servicing fees (Note 6)	7,078
Distribution fees (Note 7)	19
Fund administration fees	27,778
Fund accounting fees	30,197
Transfer agent fees and expenses	17,361
Custody fees	25,624
Shareholder reporting fees	4,059
Trustees' fees and expenses	7,292
Registration fees	19,743
Miscellaneous	3,529
Insurance fees	2,623
Interest expense	-
Legal fees	9,838
Auditing fees	10,651
Tax reclaim service fees	-
Chief Compliance Officer fees	3,123
Tax expense	-
Total expenses	254,250
Advisory fees (waived) recovered	(85,335)
Other expenses (absorbed)	(62,227)
Net expenses	106,688
Net investment income (loss)	85,249

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	438,959
Foreign currency transactions	(11,128)
Deferred non-U.S. taxes	(12,964)
Net realized gain (loss)	414,867
Net change in unrealized appreciation (depreciation) on:
Investments	3,913,994
Foreign currency translations	409
Deferred non-U.S. taxes	(11,110)
Net change in unrealized appreciation (depreciation)	3,903,293
Net realized and unrealized gain (loss)	4,318,160

Net Increase (Decrease) in Net Assets from Operations	$4,403,409

See accompanying Notes to Financial Statements.

38

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$36,387,832	$20,578,665
Net realized gain (loss) on investments and foreign currency transactions	735,566,610	1,821,757,313
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,626,543,401	(542,464,369)
Net increase (decrease) in net assets resulting from operations	4,398,497,843	1,299,871,609

Distributions to Shareholders:
Investor Class	-	(81,240,410)
Institutional Class	-	(1,956,911,959)
Total distributions to shareholders	-	(2,038,152,369)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	48,968,538	68,575,770
Institutional Class	1,659,594,647	2,314,654,038
Reinvestment of distributions:
Investor Class	-	80,852,585
Institutional Class	-	1,752,138,625
Cost of shares redeemed:
Investor Class	(95,025,716)	(153,068,209)
Institutional Class	(1,704,893,060)	(3,557,070,303)
Net increase (decrease) in net assets from capital transactions	(91,355,591)	506,082,506

Total increase (decrease) in net assets	4,307,142,252	(232,198,254)

Net Assets:
Beginning of period	17,245,482,592	17,477,680,846
End of period	$21,552,624,844	$17,245,482,592

Capital Share Transactions:
Shares sold:
Investor Class	2,140,169	2,807,267
Institutional Class	69,501,013	94,782,849
Shares reinvested:
Investor Class	-	3,501,628
Institutional Class	271	74,718,065
Shares redeemed:
Investor Class	(4,109,965)	(6,364,738)
Institutional Class	(71,515,414)	(144,988,661)
Total increase (decrease) in capital share transactions	(3,983,926)	24,456,410

See accompanying Notes to Financial Statements.

39

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,428,323	$(530,834)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	68,009,515	(57,383,706)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	73,783,520	149,269,184
Net increase (decrease) in net assets resulting from operations	145,221,358	91,354,644

Capital Transactions:
Net proceeds from shares sold:
Investor Class	24,050,366	27,462,209
Institutional Class	80,421,077	160,594,325
Cost of shares redeemed:
Investor Class	(21,667,063)	(33,358,115)
Institutional Class	(268,824,386)	(526,406,586)
Net increase (decrease) in net assets from capital transactions	(186,020,006)	(371,708,167)

Total increase (decrease) in net assets	(40,798,648)	(280,353,523)

Net Assets:
Beginning of period	910,470,122	1,190,823,645
End of period	$869,671,474	$910,470,122

Capital Share Transactions:
Shares sold:
Investor Class	1,727,694	1,976,269
Institutional Class	5,334,142	11,698,708
Shares redeemed:
Investor Class	(1,484,423)	(2,464,210)
Institutional Class	(17,733,523)	(38,361,154)
Total increase (decrease) in capital share transactions	(12,156,110)	(27,150,387)

See accompanying Notes to Financial Statements.

40

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$148,529	$841,608
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	16,337,488	14,405,638
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	52,633,867	(2,549,081)
Net increase (decrease) in net assets resulting from operations	69,119,884	12,698,165

Distributions to Shareholders:
Institutional Class	-	(3,810,934)
Total distributions to shareholders	-	(3,810,934)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	45,748,550	65,005,712
Reinvestment of distributions:
Institutional Class	-	3,806,503
Cost of shares redeemed:
Institutional Class	(63,143,763)	(97,626,915)
Net increase (decrease) in net assets from capital transactions	(17,395,213)	(28,814,700)

Total increase (decrease) in net assets	51,724,671	(19,927,469)

Net Assets:
Beginning of period	291,544,352	311,471,821
End of period	$343,269,023	$291,544,352

Capital Share Transactions:
Shares sold:
Institutional Class	2,116,165	3,129,446
Shares reinvested:
Institutional Class	-	175,658
Shares redeemed:
Institutional Class	(2,793,944)	(4,725,339)
Total increase (decrease) in capital share transactions	(677,779)	(1,420,235)

See accompanying Notes to Financial Statements.

41

WCM Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(99,746)	$(170,234)
Net realized gain (loss) on investments	(329,338)	5,454,622
Net change in unrealized appreciation (depreciation) on investments	(681,068)	(3,585,744)
Net increase (decrease) in net assets resulting from operations	(1,110,152)	1,698,644

Capital Transactions:
Net proceeds from shares sold:
Investor Class	-	1,500
Institutional Class	9,224,723	9,301,319
Cost of shares redeemed:
Investor Class	(4,897)	(1,671)
Institutional Class	(6,143,981)	(11,402,880)
Net increase (decrease) in net assets from capital transactions	3,075,845	(2,101,732)

Total increase (decrease) in net assets	1,965,693	(403,088)

Net Assets:
Beginning of period	40,123,969	40,527,057
End of period	$42,089,662	$40,123,969

Capital Share Transactions:
Shares sold:
Investor Class	-	119
Institutional Class	774,924	729,499
Shares redeemed:
Investor Class	(406)	(132)
Institutional Class	(518,183)	(895,103)
Total increase (decrease) in capital share transactions	256,335	(165,617)

See accompanying Notes to Financial Statements.

42

WCM SMID Quality Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(28,753)	$(158,572)
Net realized gain (loss) on investments	1,591,175	21,321,713
Net change in unrealized appreciation (depreciation) on investments	(3,969,408)	(14,338,688)
Net increase (decrease) in net assets resulting from operations	(2,406,986)	6,824,453

Distributions to Shareholders:
Investor Class	-	(31,568)
Institutional Class	-	(10,131,208)
Total distributions to shareholders	-	(10,162,776)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	-	89,941
Institutional Class	9,299,931	9,641,000
Reinvestment of distributions:
Investor Class	-	31,568
Institutional Class	-	3,295,005
Cost of shares redeemed:
Investor Class	(27,171)	(135,807)
Institutional Class	(11,536,753)	(86,317,938)
Net increase (decrease) in net assets from capital transactions	(2,263,993)	(73,396,231)

Total increase (decrease) in net assets	(4,670,979)	(76,734,554)

Net Assets:
Beginning of period	66,348,326	143,082,880
End of period	$61,677,347	$66,348,326
Capital Share Transactions:
Shares sold:
Investor Class	-	6,852
Institutional Class	847,260	733,177
Shares reinvested:
Investor Class	-	2,503
Institutional Class	-	257,021
Shares redeemed:
Investor Class	(2,303)	(10,607)
Institutional Class	(1,038,056)	(7,150,860)
Total increase (decrease) in capital share transactions	(193,099)	(6,161,914)

See accompanying Notes to Financial Statements.

43

WCM China Quality Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$6,056	$27,808
Net realized gain (loss) on investments and foreign currency transactions	144,260	(1,308,388)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	95,632	937,298
Net increase (decrease) in net assets resulting from operations	245,948	(343,282)

Distributions to Shareholders:
Investor Class	-	(2,971)
Institutional Class	-	(36,943)
Total distributions to shareholders	-	(39,914)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	4,131	66,674
Institutional Class	432,477	169,443
Reinvestment of distributions:
Investor Class	-	2,971
Institutional Class	-	36,943
Cost of shares redeemed:
Investor Class	(44,971)	(45,556)
Institutional Class	(685,806)	(2,556,812)
Net increase (decrease) in net assets from capital transactions	(294,169)	(2,326,337)

Total increase (decrease) in net assets	(48,221)	(2,709,533)

Net Assets:
Beginning of period	1,872,173	4,581,706
End of period	$1,823,952	$1,872,173
Capital Share Transactions:
Shares sold:
Investor Class	429	7,964
Institutional Class	44,819	20,417
Shares reinvested:
Investor Class	-	343
Institutional Class	-	4,241
Shares redeemed:
Investor Class	(4,986)	(5,278)
Institutional Class	(70,893)	(314,446)
Total increase (decrease) in capital share transactions	(30,631)	(286,759)

See accompanying Notes to Financial Statements.

44

WCM Focused International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$250,501	$91,656
Net realized gain (loss) on investments and foreign currency transactions	315,635	995,515
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	6,582,452	(96,869)
Net increase (decrease) in net assets resulting from operations	7,148,588	990,302

Distributions to Shareholders:
Investor Class	-	(737)
Institutional Class	-	(136,037)
Total distributions to shareholders	-	(136,774)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	21,303	25,588
Institutional Class	27,198,015	1,398,315
Reinvestment of distributions:
Investor Class	-	683
Institutional Class	-	136,037
Cost of shares redeemed:
Investor Class	-	(30)
Institutional Class	(776,459)	(4,052,731)
Net increase (decrease) in net assets from capital transactions	26,442,859	(2,492,138)

Total increase (decrease) in net assets	33,591,447	(1,638,610)

Net Assets:
Beginning of period	9,431,305	11,069,915
End of period	$43,022,752	$9,431,305
Capital Share Transactions:
Shares sold:
Investor Class	1,283	1,722
Institutional Class	1,753,182	97,413
Shares reinvested:
Investor Class	-	44
Institutional Class	-	8,822
Shares redeemed:
Investor Class	-	(2)
Institutional Class	(47,374)	(300,141)
Total increase (decrease) in capital share transactions	1,707,091	(192,142)

See accompanying Notes to Financial Statements.

45

WCM Focused International Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$56,937	$20,868
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	1,111,223	3,201,846
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	7,287,390	(1,333,513)
Net increase (decrease) in net assets resulting from operations	8,455,550	1,889,201

Distributions to Shareholders:
Investor Class	-	(2,577)
Institutional Class	-	(714,799)
Total distributions to shareholders	-	(717,376)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	568,606	85,911
Institutional Class	2,231,763	9,267,761
Reinvestment of distributions:
Investor Class	-	2,576
Institutional Class	-	713,349
Cost of shares redeemed:
Investor Class	(79,915)	(86,809)
Institutional Class	(6,183,719)	(13,622,102)
Net increase (decrease) in net assets from capital transactions	(3,463,265)	(3,639,314)

Total increase (decrease) in net assets	4,992,285	(2,467,489)

Net Assets:
Beginning of period	34,504,044	36,971,533
End of period	$39,496,329	$34,504,044
Capital Share Transactions:
Shares sold:
Investor Class	47,917	8,692
Institutional Class	211,280	944,341
Shares reinvested:
Investor Class	-	248
Institutional Class	-	68,328
Shares redeemed:
Investor Class	(7,729)	(8,902)
Institutional Class	(591,549)	(1,366,900)
Total increase (decrease) in capital share transactions	(340,081)	(354,193)

See accompanying Notes to Financial Statements.

46

WCM Mid Cap Quality Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,558	$(935)
Net realized gain (loss) on investments	73,337	75,718
Net change in unrealized appreciation (depreciation) on investments	(249,434)	(11,302)
Net increase (decrease) in net assets resulting from operations	(171,539)	63,481

Distributions to Shareholders:
Investor Class	-	(763)
Institutional Class	-	(57,441)
Class Y*	-	(555)
Total distributions to shareholders	-	(58,759)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	151,921	587,354
Class Y*	3,599,424	1,300,000
Reinvestment of distributions:
Investor Class	-	763
Institutional Class	-	57,441
Class Y*	-	554
Cost of shares redeemed:
Institutional Class	(464,402)	(204,007)
Class Y*	(66,138)	-
Net increase (decrease) in net assets from capital transactions	3,220,805	1,742,105

Total increase (decrease) in net assets	3,049,266	1,746,827

Net Assets:
Beginning of period	2,654,232	907,405
End of period	$5,703,498	$2,654,232
Capital Share Transactions:
Shares sold:
Institutional Class	12,030	47,926
Class Y*	302,843	104,660
Shares reinvested:
Investor Class	-	59
Institutional Class	-	4,436
Class Y*	-	43
Shares redeemed:
Institutional Class	(37,160)	(15,635)
Class Y*	(5,928)	-
Total increase (decrease) in capital share transactions	271,785	141,489

*	Class Y shares commenced operations on November 29, 2024.

See accompanying Notes to Financial Statements.

47

WCM Focused Emerging Markets ex China Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$85,249	$17,442
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	414,867	449,471
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	3,903,293	567,730
Net increase (decrease) in net assets resulting from operations	4,403,409	1,034,643

Distributions to Shareholders:
Investor Class	-	(429)
Institutional Class	-	(390,937)
Total distributions to shareholders	-	(391,366)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	-	31,415
Institutional Class	7,022,114	7,760,085
Reinvestment of distributions:
Investor Class	-	429
Institutional Class	-	390,937
Cost of shares redeemed:
Investor Class	-	(34,295)
Institutional Class	(924,051)	(867,562)
Net increase (decrease) in net assets from capital transactions	6,098,063	7,281,009

Total increase (decrease) in net assets	10,501,472	7,924,286

Net Assets:
Beginning of period	14,483,724	6,559,438
End of period	$24,985,196	$14,483,724
Capital Share Transactions:
Shares sold:
Investor Class	-	2,268
Institutional Class	451,563	537,195
Shares reinvested:
Investor Class	-	29
Institutional Class	-	26,290
Shares redeemed:
Investor Class	-	(2,268)
Institutional Class	(60,899)	(61,658)
Total increase (decrease) in capital share transactions	390,664	501,856

See accompanying Notes to Financial Statements.

48

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$21.42	$22.44	$19.44	$20.43	$26.00	$17.10	$16.51
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.03)	(0.05)	(0.04)	(0.18)	(0.14)	-
Net realized and unrealized gain (loss)	5.43	1.73	3.20	(0.93)	(4.12)	9.39	0.60
Total from investment operations	5.45	1.70	3.15	(0.97)	(4.30)	9.25	0.60

Less Distributions:
From net investment income	-	-	-	-	-	(0.01)	(0.01)
From net realized gain	-	(2.72)	(0.15)	(0.02)	(1.27)	(0.34)	-
Total distributions	-	(2.72)	(0.15)	(0.02)	(1.27)	(0.35)	(0.01)
Net asset value, end of period	$26.87	$21.42	$22.44	$19.44	$20.43	$26.00	$17.10

Total return[2]	25.44%[3]	6.71%	16.24%	(4.75)%[3]	(17.75)%	54.28%	3.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$807,402	$685,789	$719,670	$695,036	$1,106,334	$1,537,934	$271,693

Ratio of expenses to average net assets:	1.29%[4,5]	1.29%[5]	1.29%[5]	1.29%[4]	1.31%	1.30%	1.26%
Ratio of net investment income (loss) to average net assets:	0.15%[4]	(0.13)%	(0.22)%	(0.34)%[4]	(0.68)%	(0.62)%	(0.01)%

Portfolio turnover rate	14%[3]	36%	33%	17%[3]	23%	25%	20%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2025, and for the years ended December 31, 2024 and December 31, 2023.

See accompanying Notes to Financial Statements.

49

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$21.76	$22.76	$19.66	$20.64	$26.18	$17.17	$16.58
Income from Investment Operations:
Net investment income (loss)[1]	0.05	0.03	0.01	(0.01)	(0.11)	(0.08)	0.04
Net realized and unrealized gain (loss)	5.53	1.75	3.24	(0.95)	(4.16)	9.44	0.59
Total from investment operations	5.58	1.78	3.25	(0.96)	(4.27)	9.36	0.63

Less Distributions:
From net investment income	-	(0.06)	-	-	-	(0.01)	(0.04)
From net realized gain	-	(2.72)	(0.15)	(0.02)	(1.27)	(0.34)	-
Total distributions	-	(2.78)	(0.15)	(0.02)	(1.27)	(0.35)	(0.04)
Net asset value, end of period	$27.34	$21.76	$22.76	$19.66	$20.64	$26.18	$17.17

Total return[2]	25.64%[3]	6.95%	16.56%	(4.65)%[3]	(17.51)%	54.73%	3.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,745,223	$16,559,694	$16,758,010	$15,390,849	$19,083,250	$22,891,438	$12,088,860

Ratio of expenses to average net assets:	1.04%[4,5]	1.04%[5]	1.04%[5]	1.04%[4]	1.06%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets:	0.40%[4]	0.12%	0.03%	(0.09)%[4]	(0.43)%	(0.37)%	0.21%

Portfolio turnover rate	14%[3]	36%	33%	17%[3]	23%	25%	20%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2025, and for the years ended December 31, 2024 and December 31, 2023.

See accompanying Notes to Financial Statements.

50

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$14.55	$13.25	$12.73	$14.00	$19.89	$12.71	$12.91
Income from Investment Operations:
Net investment income (loss)[1]	0.05	(0.04)	0.03	0.01	(0.11)	(0.19)	(0.05)
Net realized and unrealized gain (loss)	2.69	1.34	0.51	(1.24)	(4.96)	7.54	(0.10)
Total from investment operations	2.74	1.30	0.54	(1.23)	(5.07)	7.35	(0.15)

Less Distributions:
From net investment income	-	-	(0.02)	(0.04)	-	-	(0.03)
From net realized gain	-	-	-	-	(0.82)	(0.17)	(0.02)
Total distributions	-	-	(0.02)	(0.04)	(0.82)	(0.17)	(0.05)
Net asset value, end of period	$17.29	$14.55	$13.25	$12.73	$14.00	$19.89	$12.71

Total return[2]	18.83%[3]	9.81%	4.25%	(8.78)%[3]	(26.54)%	57.93%	(1.17)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$112,368	$91,033	$89,359	$125,641	$141,593	$55,369	$26,583

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.62%[4,5]	1.56%[5]	1.52%	1.62%[4]	1.59%	1.53%	1.69%
After fees waived and expenses absorbed	1.50%[4,5]	1.51%[5]	1.50%	1.50%[4]	1.50%	1.50%	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.49%[4]	(0.33)%	0.21%	0.00%[4]	(0.71)%	(1.07)%	(0.59)%
After fees waived and expenses absorbed	0.61%[4]	(0.28)%	0.23%	0.12%[4]	(0.62)%	(1.04)%	(0.39)%

Portfolio turnover rate	33%[3]	67%	62%	18%[3]	39%	35%	23%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2025 and 0.01% for the year ended December 31, 2024.
[6]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.50%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.65%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

51

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$14.75	$13.40	$12.88	$14.16	$20.06	$12.78	$12.96
Income from Investment Operations:
Net investment income (loss)[1]	0.07	-	0.06	0.03	(0.07)	(0.15)	(0.02)
Net realized and unrealized gain (loss)	2.72	1.35	0.52	(1.25)	(5.01)	7.60	(0.11)
Total from investment operations	2.79	1.35	0.58	(1.22)	(5.08)	7.45	(0.13)

Less Distributions:
From net investment income	-	-	(0.06)	(0.06)	-	-	(0.03)
From net realized gain	-	-	-	-	(0.82)	(0.17)	(0.02)
Total distributions	-	-	(0.06)	(0.06)	(0.82)	(0.17)	(0.05)
Net asset value, end of period	$17.54	$14.75	$13.40	$12.88	$14.16	$20.06	$12.78

Total return[2]	18.92%[3]	10.07%	4.54%	(8.62)%[3]	(26.36)%	58.39%	(1.01)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$757,304	$819,437	$1,101,465	$1,309,276	$1,717,091	$2,116,203	$315,868

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.37%[4,5]	1.31%[5]	1.27%	1.37%[4]	1.34%	1.28%	1.45%
After fees waived and expenses absorbed	1.25%[4,5]	1.26%[5]	1.25%	1.25%[4]	1.25%	1.25%	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.74%[4]	(0.08)%	0.46%	0.25%[4]	(0.46)%	(0.82)%	(0.35)%
After fees waived and expenses absorbed	0.86%[4]	(0.03)%	0.48%	0.37%[4]	(0.37)%	(0.79)%	(0.15)%

Portfolio turnover rate	33%[3]	67%	62%	18%[3]	39%	35%	23%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2025 and 0.01% for the year ended December 31, 2024.
[6]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

52

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$20.77	$20.16	$16.49	$20.22	$28.63	$16.80	$15.57
Income from Investment Operations:
Net investment income (loss)[1]	0.01	0.06	0.05	(0.02)	(0.18)	(0.19)	(0.10)
Net realized and unrealized gain (loss)	4.92	0.82	3.62	(3.71)	(5.30)	12.76	1.33
Net increase from payments by affiliates	-	-	-	-	-	- [2]	-
Total from investment operations	4.93	0.88	3.67	(3.73)	(5.48)	12.57	1.23

Less Distributions:
From net investment income	-	(0.27)	-	-	-	-	-
From net realized gain	-	-	-	-	(2.93)	(0.74)	-
Total distributions	-	(0.27)	-	-	(2.93)	(0.74)	-
Net asset value, end of period	$25.70	$20.77	$20.16	$16.49	$20.22	$28.63	$16.80

Total return[3]	23.74%[4]	4.32%	22.26%	(18.45)%[4]	(22.04)%	75.46%[5]	7.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$343,269	$291,544	$311,472	$293,250	$533,268	$768,496	$86,504

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.36%[6,7]	1.32%[8]	1.33%[8]	1.48%[6]	1.34%	1.34%	1.79%
After fees waived and expenses absorbed	1.25%[6,7]	1.26%[8]	1.25%[8]	1.25%[6]	1.25%	1.25%	1.25%[9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.01)%[6]	0.22%	0.18%	(0.44)%[6]	(0.73)%	(0.84)%	(1.17)%
After fees waived and expenses absorbed	0.10%[6]	0.28%	0.26%	(0.21)%[6]	(0.64)%	(0.75)%	(0.63)%

Portfolio turnover rate	60%[4]	107%	81%	56%[4]	87%	82%	67%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $2,951 for losses from a trade error. Payment had no impact to the total return.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2025.
[8]	If interest expense and tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the year ended December 31, 2024, and for the year ended December 31, 2023, respectively.
[9]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

53

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.69	$12.20	$10.55	$11.00	$15.71	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.08)	(0.07)	(0.06)	(0.16)	(0.16)	(0.05)
Net realized and unrealized gain (loss)	(0.36)	0.57	1.72	(0.37)	(3.28)	6.75	(0.68)
Total from investment operations	(0.40)	0.49	1.65	(0.43)	(3.44)	6.59	(0.73)

Less Distributions:
From net realized gain	-	-	-	(0.02)	(1.27)	(0.15)	-
Total distributions	-	-	-	(0.02)	(1.27)	(0.15)	-
Net asset value, end of period	$12.29	$12.69	$12.20	$10.55	$11.00	$15.71	$9.27

Total return[2]	(3.15)%[3]	4.02%	15.64%	(3.92)%[3]	(23.65)%	71.37%	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$103	$111	$107	$94	$79	$78	$31

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.03%[4,5]	2.04%[5]	2.11%	2.19%[4]	1.85%	2.33%	10.10%[4]
After fees waived and expenses absorbed	1.24%[4,5]	1.24%[5]	1.24%	1.30%[4,6]	1.50%	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.53)%[4]	(1.45)%	(1.52)%	(1.74)%[4]	(1.48)%	(2.08)%	(9.69)%[4]
After fees waived and expenses absorbed	(0.74)%[4]	(0.65)%	(0.65)%	(0.85)%[4]	(1.13)%	(1.25)%	(1.09)%[4]

Portfolio turnover rate	40%[3]	83%	48%	45%[3]	57%	51%	51%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2025, and 0.00% for the year ended December 31, 2024.
[6]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.24%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

54

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.86	$12.33	$10.64	$11.07	$15.77	$9.28	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.05)	(0.05)	(0.04)	(0.12)	(0.14)	(0.04)
Net realized and unrealized gain (loss)	(0.37)	0.58	1.74	(0.37)	(3.31)	6.78	(0.68)
Total from investment operations	(0.40)	0.53	1.69	(0.41)	(3.43)	6.64	(0.72)

Less Distributions:
From net realized gain	-	-	-	(0.02)	(1.27)	(0.15)	-
Total distributions	-	-	-	(0.02)	(1.27)	(0.15)	-
Net asset value, end of period	$12.46	$12.86	$12.33	$10.64	$11.07	$15.77	$9.28

Total return[2]	(3.11)%[3]	4.30%	15.88%	(3.72)%[3]	(23.49)%	71.84%	(7.20)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,987	$40,013	$40,420	$32,916	$40,438	$58,164	$4,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.78%[4,5]	1.79%[5]	1.86%	1.94%[4]	1.60%	2.08%	9.85%[4]
After fees waived and expenses absorbed	0.99%[4,5]	0.99%[5]	0.99%	1.05%[4,6]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.28)%[4]	(1.20)%	(1.27)%	(1.49)%[4]	(1.23)%	(1.83)%	(9.43)%[4]
After fees waived and expenses absorbed	(0.49)%[4]	(0.40)%	(0.40)%	(0.60)%[4]	(0.88)%	(1.00)%	(0.83)%[4]

Portfolio turnover rate	40%[3]	83%	48%	45%[3]	57%	51%	51%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2025, and 0.00% for the year ended December 31, 2024.
[6]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.99%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

55

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$11.78	$12.08	$9.84	$10.30	$12.11	$7.71	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.06)	(0.04)	(0.04)	(0.08)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	(0.43)	1.71	2.38	(0.24)	(0.97)	4.47	(2.27)
Total from investment operations	(0.45)	1.65	2.34	(0.28)	(1.05)	4.40	(2.29)

Less Distributions:
From net realized gain	-	(1.95)	(0.10)	(0.18)	(0.76)	-	-
Total distributions	-	(1.95)	(0.10)	(0.18)	(0.76)	-	-
Net asset value, end of period	$11.33	$11.78	$12.08	$9.84	$10.30	$12.11	$7.71

Total return[2]	(3.82)%[3]	12.59%	23.83%	(2.71)%[3]	(9.29)%	57.07%	(22.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$186	$220	$241	$196	$169	$161	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.69%[4,5]	1.70%[5]	1.52%	1.64%[4]	1.77%	1.97%	15.49%[4]
After fees waived and expenses absorbed	1.11%[4,5]	1.15%[5]	1.10%	1.23%[4,6]	1.25%	1.25%[7]	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.92)%[4]	(1.01)%	(0.79)%	(0.98)%[4]	(1.26)%	(1.43)%	(14.51)%[4]
After fees waived and expenses absorbed	(0.34)%[4]	(0.46)%	(0.37)%	(0.57)%[4]	(0.74)%	(0.71)%	(0.52)%[4]

Portfolio turnover rate	11%[3]	15%	22%	53%[3]	32%	32%	5%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.05% for the six months ended June 30, 2025 and for the year ended December 31, 2024, respectively.
[6]	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.10%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.25%.
[7]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

56

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$11.98	$12.23	$9.94	$10.38	$12.17	$7.73	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.03)	(0.01)	(0.02)	(0.06)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	(0.43)	1.73	2.40	(0.24)	(0.97)	4.49	(2.26)
Total from investment operations	(0.44)	1.70	2.39	(0.26)	(1.03)	4.44	(2.27)

Less Distributions:
From net realized gain	-	(1.95)	(0.10)	(0.18)	(0.76)	-	-
Total distributions	-	(1.95)	(0.10)	(0.18)	(0.76)	-	-
Net asset value, end of period	$11.54	$11.98	$12.23	$9.94	$10.38	$12.17	$7.73

Total return[2]	(3.67)%[3]	12.84%	24.09%	(2.50)%[3]	(9.08)%	57.44%	(22.70)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$61,491	$66,128	$142,842	$117,974	$99,042	$99,267	$4,716
Ratio of expenses to average net assets:

Before fees waived and expenses absorbed	1.44%[4,5]	1.45%[5]	1.27%	1.39%[4]	1.52%	1.72%	15.24%[4]
After fees waived and expenses absorbed	0.86%[4,5]	0.90%[5]	0.85%	0.98%[4,6]	1.00%	1.00%[7]	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.67)%[4]	(0.76)%	(0.54)%	(0.73)%[4]	(1.01)%	(1.18)%	(14.26)%[4]
After fees waived and expenses absorbed	(0.09)%[4]	(0.21)%	(0.12)%	(0.32)%[4]	(0.49)%	(0.46)%	(0.27)%[4]

Portfolio turnover rate	11%[3]	15%	22%	53%[3]	32%	32%	5%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.05% for the six months ended June 30, 2025 and for the year ended December 31, 2024, respectively.
[6]	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.85%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.00%.
[7]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

57

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$8.62	$9.07	$11.22	$11.19	$18.05	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	0.08	0.05	0.02	(0.11)	(0.17)	(0.01)
Net realized and unrealized gain (loss)	1.14	(0.36)	(2.13)	0.03	(5.44)	7.95	0.66
Net increase from payments by affiliates	-	-	-	-	-	- [2]	-
Total from investment operations	1.16	(0.28)	(2.08)	0.05	(5.55)	7.78	0.65

Less Distributions:
From net investment income	-	(0.17)	(0.07)	(0.02)	-	-	-
From net realized gain	-	-	-	-	(1.31)	(0.38)	-
Total distributions	-	(0.17)	(0.07)	(0.02)	(1.31)	(0.38)	-
Net asset value, end of period	$9.78	$8.62	$9.07	$11.22	$11.19	$18.05	$10.65

Total return[3]	13.46%[4]	(3.05)%	(18.49)%	0.42%[4]	(32.83)%	73.73%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$126	$150	$131	$157	$138	$177	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	17.38%[6,7]	13.45%[7,8]	5.46%[8]	4.52%[6]	3.92%	6.21%	18.03%[6]
After fees waived and expenses absorbed	1.51%[6,7]	1.63%[7,8]	1.50%[8]	1.50%[6]	1.50%	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(15.45)%[6]	(10.94)%	(3.46)%	(2.70)%[6]	(3.09)%	(5.72)%	(17.69)%[6]
After fees waived and expenses absorbed	0.42%[6]	0.88%	0.50%	0.32%[6]	(0.67)%	(1.01)%	(1.16)%[6]

Portfolio turnover rate	56%[4]	74%	57%	26%[4]	56%	57%	-%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.13% for the six months ended June 30, 2025 and for the year ended December 31, 2024, respectively.
[8]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the years ended December 31, 2024 and 2023, respectively.

See accompanying Notes to Financial Statements.

58

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$8.68	$9.12	$11.28	$11.25	$18.10	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.10	0.08	0.04	(0.07)	(0.12)	(0.01)
Net realized and unrealized gain (loss)	1.15	(0.35)	(2.14)	0.02	(5.47)	7.95	0.66
Net increase from payments by affiliates	-	-	-	-	-	- [2]	-
Total from investment operations	1.18	(0.25)	(2.06)	0.06	(5.54)	7.83	0.65

Less Distributions:
From net investment income	-	(0.19)	(0.10)	(0.03)	-	-	-
From net realized gain	-	-	-	-	(1.31)	(0.38)	-
Total distributions	-	(0.19)	(0.10)	(0.03)	(1.31)	(0.38)	-
Net asset value, end of period	$9.86	$8.68	$9.12	$11.28	$11.25	$18.10	$10.65

Total return[3]	13.59%[4]	(2.73)%	(18.26)%	0.57%[4]	(32.68)%	74.20%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,698	$1,722	$4,451	$6,849	$10,629	$13,605	$2,391

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	17.13%[6,7]	13.20%[7,8]	5.21%[8]	4.27%[6]	3.67%	5.96%	17.78%[6]
After fees waived and expenses absorbed	1.26%[6,7]	1.38%[7,8]	1.25%[8]	1.25%[6]	1.25%	1.25%	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(15.20)%[6]	(10.69)%	(3.21)%	(2.45)%[6]	(2.84)%	(5.47)%	(17.42)%[6]
After fees waived and expenses absorbed	0.67%[6]	1.13%	0.75%	0.57%[6]	(0.42)%	(0.76)%	(0.89)%[6]

Portfolio turnover rate	56%[4]	74%	57%	26%[4]	56%	57%	-%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.13% for the six months ended June 30, 2025 and for the year ended December 31, 2024, respectively.
[8]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the years ended December 31, 2024 and 2023, respectively.

See accompanying Notes to Financial Statements.

59

WCM Focused International Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period June 29, 2020* through April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$14.74	$13.31	$11.35	$12.04	$14.22	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.12	0.11	0.05	0.05	- [2]	(0.03)
Net realized and unrealized gain (loss)	3.41	1.51	2.00	(0.70)	(2.18)	4.25
Total from investment operations	3.53	1.62	2.05	(0.65)	(2.18)	4.22

Less Distributions:
From net investment income	-	(0.19)	(0.09)	(0.04)	-	-
From net realized gain	-	-	-	-	- [2]	-
Total distributions	-	(0.19)	(0.09)	(0.04)	- [2]	-
Net asset value, end of period	$18.27	$14.74	$13.31	$11.35	$12.04	$14.22

Total return[3]	23.95%[4]	12.14%	18.08%	(5.43)%[4]	(15.31)%	42.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$94	$57	$28	$48	$78	$49

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.20%[5,6]	4.13%[6]	3.61%[6]	2.88%[5]	4.36%	18.35%[5]
After fees waived and expenses absorbed	1.11%[5,6]	1.33%[6,7]	1.51%[6]	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.38%[5]	(2.05)%	(1.68)%	(0.76)%[5]	(2.86)%	(17.16)%[5]
After fees waived and expenses absorbed	1.47%[5]	0.75%	0.42%	0.62%[5]	0.00%	(0.31)%[5]

Portfolio turnover rate	14%[4]	47%	38%	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2025, and 0.04% and 0.01% for the years ended December 31, 2024 and 2023, respectively.
[7]	Effective July 1, 2024, the Advisor has contractually agreed to limit the annual operating expenses to 1.10%. Prior to July 1, 2024, the Advisor had contractually agreed to limit the annual operating expenses to 1.50%.

See accompanying Notes to Financial Statements.

60

WCM Focused International Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period June 29, 2020* through April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$14.79	$13.34	$11.38	$12.09	$14.24	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.14	0.15	0.08	0.07	0.04	(0.01)
Net realized and unrealized gain (loss)	3.42	1.52	2.01	(0.71)	(2.19)	4.25
Total from investment operations	3.56	1.67	2.09	(0.64)	(2.15)	4.24

Less Distributions:
From net investment income	-	(0.22)	(0.13)	(0.07)	- [2]	-
From net realized gain	-	-	-	-	- [2]	-
Total distributions	-	(0.22)	(0.13)	(0.07)	- [2]	-
Net asset value, end of period	$18.35	$14.79	$13.34	$11.38	$12.09	$14.24

Total return[3]	24.07%[4]	12.43%	18.43%	(5.28)%[4]	(15.07)%	42.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,929	$9,375	$11,042	$16,030	$16,775	$3,194

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.95%[5,6]	3.88%[6]	3.36%[6]	2.63%[5]	4.11%	18.10%[5]
After fees waived and expenses absorbed	0.86%[5,6]	1.08%[6,7]	1.26%[6]	1.25%[5]	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.62%[5]	(1.80)%	(1.43)%	(0.51)%[5]	(2.61)%	(16.91)%[5]
After fees waived and expenses absorbed	1.71%[5]	1.00%	0.67%	0.87%[5]	0.25%	(0.06)%[5]

Portfolio turnover rate	14%[4]	47%	38%	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended June 30, 2025, and 0.04% and 0.01% for the years ended December 31, 2024 and 2023, respectively.
[7]	Effective July 1, 2024, the Advisor has contractually agreed to limit the annual operating expenses to 0.85%. Prior to July 1, 2024, the Advisor had contractually agreed to limit the annual operating expenses to 1.25%.

See accompanying Notes to Financial Statements.

61

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period March 30, 2021* through April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$9.80	$9.55	$7.62	$8.33	$10.85	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-	(0.02)	(0.01)	(0.02)	(0.11)	- [2]
Net realized and unrealized gain (loss)	2.61	0.44	1.96	(0.69)	(2.40)	0.85
Total from investment operations	2.61	0.42	1.95	(0.71)	(2.51)	0.85

Less Distributions:
From net investment income	-	(0.17)	(0.02)	-	-	-
From net realized gain	-	-	-	-	(0.01)	-
Total distributions	-	(0.17)	(0.02)	-	(0.01)	-
Net asset value, end of period	$12.41	$9.80	$9.55	$7.62	$8.33	$10.85

Total return[3]	26.63%[4]	4.34%	25.65%	(8.52)%[4]	(23.14)%	8.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$684	$147	$142	$87	$92	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.41%[5,6]	2.12%[6]	2.30%	2.84%[5]	5.20%	60.78%[5]
After fees waived and expenses absorbed	1.39%[5,6,7]	1.50%[6]	1.50%	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.94)%[5]	(0.82)%	(0.89)%	(1.72)%[5]	(4.77)%	(59.25)%[5]
After fees waived and expenses absorbed	0.08%[5]	(0.20)%	(0.09)%	(0.38)%[5]	(1.07)%	0.03%[5]

Portfolio turnover rate	52%[4]	115%	87%	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2025, and 0.00% for the year ended December 31, 2024.
[7]	Effective April 1, 2025, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to April 1, 2025, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

62

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period March 30, 2021* through April 30,
	2025 (Unaudited)	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$9.86	$9.59	$7.66	$8.35	$10.86	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	0.01	0.01	(0.01)	(0.09)	- [2]
Net realized and unrealized gain (loss)	2.62	0.46	1.96	(0.68)	(2.41)	0.86
Total from investment operations	2.64	0.47	1.97	(0.69)	(2.50)	0.86

Less Distributions:
From net investment income	-	(0.20)	(0.04)	-	-	-
From net realized gain	-	-	-	-	(0.01)	-
Total distributions	-	(0.20)	(0.04)	-	(0.01)	-
Net asset value, end of period	$12.50	$9.86	$9.59	$7.66	$8.35	$10.86

Total return[3]	26.77%[4]	4.74%	25.80%	(8.26)%[4]	(23.02)%	8.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,812	$34,357	$36,829	$24,276	$21,038	$766

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.16%[5,6]	1.87%[6]	2.05%	2.59%[5]	4.95%	60.53%[5]
After fees waived and expenses absorbed	1.14%[5,6,7]	1.25%[6,7]	1.25%[7]	1.25%[5,7]	1.25%[7]	1.25%[5,7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.69)%[5]	(0.57)%	(0.64)%	(1.47)%[5]	(4.52)%	(59.00)%[5]
After fees waived and expenses absorbed	0.33%[5]	0.05%	0.16%	(0.13)%[5]	(0.82)%	0.28%[5]

Portfolio turnover rate	52%[4]	115%	87%	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2025, and 0.00% for the year ended December 31, 2024.
[7]	Effective April 1, 2025, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to April 1, 2025, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

63

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period July 28, 2022* through December 31,
	2025 (Unaudited)	2024	2023	2022^
Net asset value, beginning of period	$12.12	$11.73	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.04)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	(0.51)	1.16	2.68	(0.72)
Total from investment operations	(0.52)	1.12	2.65	(0.73)

Less Distributions:
From net investment income	-	(0.01)	(0.01)	-
From net realized gain	-	(0.72)	(0.18)	-
Total distributions	-	(0.73)	(0.19)	-
Net asset value, end of period	$11.60	$12.12	$11.73	$9.27

Total return[2]	(4.29)%[3]	9.16%	28.72%	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13	$13	$12	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.93%[4,5]	25.72%[5]	36.72%	56.33%[4]
After fees waived and expenses absorbed	0.99%[4,5]	1.23%[5,6]	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(7.04)%[4]	(24.83)%	(35.78)%	(55.37)%[4]
After fees waived and expenses absorbed	(0.10)%[4]	(0.34)%	(0.31)%	(0.29)%[4]

Portfolio turnover rate	8%[3]	27%	15%	13%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2025 and 0.00% for the year ended December 31, 2024.
[6]	Effective November 29, 2024, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.05%. Prior to November 29, 2024, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

64

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period July 28, 2022* through December 31,
	2025 (Unaudited)	2024	2023	2022^
Net asset value, beginning of period	$12.13	$11.74	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.01)	(0.01)	- [2]
Net realized and unrealized gain (loss)	(0.52)	1.16	2.70	(0.72)
Total from investment operations	(0.51)	1.15	2.69	(0.72)

Less Distributions:
From net investment income	-	(0.04)	(0.04)	(0.01)
From net realized gain	-	(0.72)	(0.18)	-
Total distributions	-	(0.76)	(0.22)	(0.01)
Net asset value, end of period	$11.62	$12.13	$11.74	$9.27

Total return[3]	(4.20)%[4]	9.40%	29.13%	(7.22)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,021	$1,371	$895	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.68%[5,6]	25.44%[6]	36.47%	56.08%[5]
After fees waived and expenses absorbed	0.74%[5,6]	0.98%[6,7]	1.00%	1.00%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(6.79)%[5]	(24.55)%	(35.53)%	(55.12)%[5]
After fees waived and expenses absorbed	0.15%[5]	(0.09)%	(0.06)%	(0.04)%[5]

Portfolio turnover rate	8%[4]	27%	15%	13%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2025 and 0.00% for the year ended December 31, 2024.
[7]	Effective November 29, 2024, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.80%. Prior to November 29, 2024, the annual fund operating expense limitation was 1.00%.

See accompanying Notes to Financial Statements.

65

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Period November 29, 2024* through December 31,
	2025 (Unaudited)	2024
Net asset value, beginning of period	$12.13	$13.74
Income from Investment Operations:
Net investment income (loss)[1]	0.01	- [2]
Net realized and unrealized gain (loss)	(0.51)	(0.85)
Total from investment operations	(0.50)	(0.85)

Less Distributions:
From net investment income	-	(0.04)
From net realized gain	-	(0.72)
Total distributions	-	(0.76)
Net asset value, end of period	$11.63	$12.13

Total return[3]	(4.12)%[4]	(6.52)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,670	$1,270

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.59%[5,6]	18.93%[5,6]
After fees waived and expenses absorbed	0.65%[5,6]	0.65%[5,6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(6.70)%[5]	(18.14)%[5]
After fees waived and expenses absorbed	0.24%[5]	0.14%[5]

Portfolio turnover rate	8%[4]	27%

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2025 and 0.00% for the year ended December 31, 2024.

See accompanying Notes to Financial Statements.

66

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period December 29, 2022* through December 31,
	2025 (Unaudited)	2024	2023	2022
Net asset value, beginning of period	$14.24	$12.75	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06	(0.01)	0.02	-
Net realized and unrealized gain (loss)	3.42	1.93	2.82	(0.09)
Total from investment operations	3.48	1.92	2.84	(0.09)

Less Distributions:
From net investment income	-	-	- [2]	-
From net realized gain	-	(0.43)	-	-
Total distributions	-	(0.43)	-	-
Net asset value, end of period	$17.72	$14.24	$12.75	$9.91

Total return[3]	24.44%[4]	14.91%	28.70%	(0.90)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18	$15	$13	$10

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.23%[5]	4.78%	16.78%	416.99%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.98)%[5]	(3.33)%	(15.07)%	(416.99)%[5]
After fees waived and expenses absorbed	0.75%[5]	(0.05)%	0.21%	(1.50)%[5]

Portfolio turnover rate	21%[4]	65%	37%	-%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

67

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,		For the Period December 29, 2022* through December 31,
	2025 (Unaudited)	2024	2023	2022
Net asset value, beginning of period	$14.25	$12.75	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.07	0.03	0.05	-
Net realized and unrealized gain (loss)	3.44	1.93	2.82	(0.09)
Total from investment operations	3.51	1.96	2.87	(0.09)

Less Distributions:
From net investment income	-	(0.03)	(0.03)	-
From net realized gain	-	(0.43)	-	-
Total distributions	-	(0.46)	(0.03)	-
Net asset value, end of period	$17.76	$14.25	$12.75	$9.91

Total return[2]	24.63%[3]	15.21%	29.00%	(0.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,967	$14,469	$6,547	$485

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.98%[4]	4.53%	16.53%	416.74%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.73)%[4]	(3.08)%	(14.82)%	(416.74)%[4]
After fees waived and expenses absorbed	1.00%[4]	0.20%	0.46%	(1.25)%[4]

Portfolio turnover rate	21%[3]	65%	37%	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

68

WCM Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM SMID Quality Value Fund (“SMID Quality Value” or “SMID Quality Value Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Focused International Equity Fund (“International Equity” or “International Equity Fund”) (formerly WCM Focused International Value Fund), WCM Focused International Opportunities Fund (“International Opportunities” or “International Opportunities Fund”), WCM Mid Cap Quality Value Fund (“Mid Cap Quality Value” or “Mid Cap Quality Value Fund”), and WCM Focused Emerging Markets ex China Fund (“Emerging Markets ex China” or “Emerging Markets ex China Fund”), (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Growth Fund, Emerging Markets Fund, International Small Cap Growth Fund, Small Cap Growth Fund, SMID Quality Value Fund, International Equity Fund, International Opportunities Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund are diversified Funds. The China Quality Growth Fund is a non-diversified Fund.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class	Class Y
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011	-
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013	-
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019	-
SMID Quality Value Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019	-
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020	-
International Equity Fund	Provide long-term capital appreciation	6/29/2020	6/29/2020	-
International Opportunities Fund	Provide long-term capital appreciation	3/30/2021	3/30/2021	-
Mid Cap Quality Value Fund	Provide long-term capital appreciation	7/28/2022	7/28/2022	11/29/2024
Emerging Markets ex China Fund	Provide long-term capital appreciation	12/29/2022	12/29/2022	-

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

69

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which each Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

70

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

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June 30, 2025 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

(g) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

72

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June 30, 2025 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund.

These agreements are in effect until April 30, 2026 for the International Growth Fund, Emerging Markets Fund, and International Small Cap Growth Fund, and April 30, 2035, with respect to the Small Cap Growth Fund, SMID Quality Value Fund, China Quality Growth Fund, International Equity Fund, International Opportunities Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund, and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment	Total Limit on Annual Operating Expenses
	Advisory Fees	Investor Class*	Institutional Class*	Class Y*
International Growth Fund	0.85%	1.50%	1.25%	-
Emerging Markets Fund	1.00%	1.50%	1.25%	-
International Small Cap Growth Fund	1.00%	-	1.25%	-
Small Cap Growth Fund	0.99%	1.24%	0.99%	-
SMID Quality Value Fund	0.85%	1.10%	0.85%	-
China Quality Growth Fund	1.00%	1.50%	1.25%	-
International Equity Fund	0.85%	1.10%	0.85%	-
International Opportunities Fund**	1.00%	1.25%	1.00%	-
Mid Cap Quality Value Fund	0.65%	1.05%	0.80%	0.65%
Emerging Markets ex China Fund	1.00%	1.50%	1.25%	-

*	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
**	Effective April 1, 2025, the Advisor agreed to reduce the annual operating expenses of the Fund from 1.50% to 1.25% and 1.25% to 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.
73

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June 30, 2025 (Unaudited)

The table below contains the advisory fees waived and absorbed other expenses for the six months ended June 30, 2025:

Emerging Markets Fund	$506,782
International Small Cap Growth Fund	165,724
Small Cap Growth Fund	162,490
SMID Quality Value Fund	182,547
China Quality Growth Fund	147,452
International Equity Fund	159,145
International Opportunities Fund	175,107
Mid Cap Quality Value Fund	149,038
Emerging Markets ex China Fund	147,562

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment with respect to the Emerging Markets Fund and International Small Cap Growth Fund. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment with respect to the Small Cap Growth Fund, SMID Quality Value Fund, China Quality Growth Fund, International Equity Fund, International Opportunities Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below. The total is the amount of these potentially recoverable expenses as of June 30, 2025.

	Emerging Markets Fund	International Small Cap Growth Fund	Small Cap Growth Fund
2025	$1,199,965	$579,715	$210,046
2026	256,439	238,836	306,101
2027	522,258	178,706	336,034
2028	506,782	165,724	162,490
Total	$2,485,444	$1,162,981	$1,014,671

	SMID Quality Value Fund	China Quality Growth Fund	International Equity Fund
2025	$276,881	$193,141	$162,492
2026	546,548	246,959	240,691
2027	415,405	292,249	256,867
2028	182,547	147,452	159,145
Total	$1,421,381	$879,801	$819,195

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June 30, 2025 (Unaudited)

	International Opportunities Fund	Mid Cap Quality Value Fund	Emerging Markets ex China Fund
2025	$234,885	$111,044	$16,970
2026	256,598	276,176	322,072
2027	244,422	263,233	280,318
2028	175,107	149,038	147,562
Total	$911,012	$799,491	$766,922

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2025, are reported on the Statements of Operations.

First Trust Portfolios L.P. serves as the Funds' distributor (the “Distributor”). The distributor is under no duty to verify any valuations of the Funds’ investments. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months June 30, 2025, are reported on the Statements of Operations.

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June 30, 2025 (Unaudited)

Note 4 – Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	International Small Cap Growth Fund
Cost of investments	$14,066,788,409	$672,897,273	$269,276,698

Gross unrealized appreciation	$7,748,841,152	$249,955,154	$83,614,282
Gross unrealized depreciation	(304,744,071)	(51,239,286)	(10,307,538)
Net unrealized appreciation (depreciation) on investments	$7,444,097,081	$198,715,868	$73,306,744

	Small Cap Growth Fund	SMID Quality Value Fund	China Quality Growth Fund
Cost of investments	$40,359,289	$47,375,810	$1,625,047

Gross unrealized appreciation	$6,135,047	$17,009,056	$270,766
Gross unrealized depreciation	(5,010,587)	(2,191,575)	(64,490)
Net unrealized appreciation (depreciation) on investments	$1,124,460	$14,817,481	$206,276

	International Equity Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Cost of investments	$35,542,757	$28,204,298	$6,021,208

Gross unrealized appreciation	$8,891,787	$11,462,078	$298,502
Gross unrealized depreciation	(1,524,862)	(247,803)	(402,363)
Net unrealized appreciation (depreciation) on investments	$7,366,925	$11,214,275	$(103,861)

76

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Emerging Markets ex China Fund
Cost of investments	$17,177,297

Gross unrealized appreciation	$5,582,203
Gross unrealized depreciation	(366,608)
Net unrealized appreciation (depreciation) on investments	$5,215,595

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to wash sales and PFIC’s.

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	International Small Cap Growth Fund
Undistributed ordinary income	$129,952,376	$-	$2,053,287
Undistributed long-term capital gains	156,669,814	-	-
Tax accumulated earnings	286,622,190	-	2,053,287
Accumulated capital and other losses	-	(611,105,170)	(135,763,385)
Unrealized appreciation (depreciation) on foreign currency	(625,309)	(2,362,451)	(20,329)
Unrealized appreciation (depreciation) on investments	3,754,793,631	125,332,484	18,153,715
Deferred compensation	(343,637)	(39,123)	(21,533)
Unrealized Non-U.S. Taxes	-	-	(410,319)
Total accumulated earnings/(deficit)	$4,040,446,875	$(488,174,260)	$(116,008,564)

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June 30, 2025 (Unaudited)

	Small Cap Growth Fund	SMID Quality Value Fund	China Quality Growth Fund
Undistributed ordinary income	$-	$-	$10,454
Undistributed long-term capital gains	78,497	4,940,220	-
Tax accumulated earnings	78,497	4,940,220	10,454
Accumulated capital and other losses	-	-	(6,009,553)
Unrealized appreciation (depreciation) on foreign currency	-	-	-
Unrealized appreciation (depreciation) on investments	1,805,529	18,786,889	96,998
Deferred compensation	(11,578)	(12,817)	(10,084)
Total accumulated earnings/(deficit)	$1,872,448	$23,714,292	$(5,912,185)

	International Equity Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Undistributed ordinary income	$58,890	$98,071	$163
Undistributed long-term capital gains	-	-	25,785
Tax accumulated earnings	58,890	98,071	25,948
Accumulated capital and other losses	(2,251,784)	(4,551,472)	-
Unrealized appreciation (depreciation) on foreign currency	(1,505)	(28,483)	-
Unrealized appreciation (depreciation) on investments	725,072	3,335,103	145,573
Deferred compensation	(9,885)	(9,684)	(7,461)
Total accumulated earnings/(deficit)	$(1,479,212)	$(1,156,465)	$164,060

78

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Emerging Markets ex China Fund
Undistributed ordinary income	$67,374
Undistributed long-term capital gains	41,580
Tax accumulated earnings	108,954
Accumulated capital and other losses	-
Unrealized appreciation (depreciation) on foreign currency	(190)
Unrealized appreciation (depreciation) on investments	1,301,601
Deferred compensation	(6,756)
Unrealized Non-U.S. Taxes	(24,313)
Total accumulated earnings	$1,379,296

The tax character of the distributions paid during the periods ended December 31, 2024 and December 31, 2023 for the Funds were as follows:

	International Growth Fund
Distributions paid from:	2024	2023
Ordinary Income	$142,462,572	$-
Net long-term capital gains	1,895,689,797	114,405,769
Total distributions paid	$2,038,152,369	$114,405,769

	Emerging Markets Fund
Distributions paid from:	2024	2023
Ordinary Income	$-	$5,346,125
Net long-term capital gains	-	-
Total distributions paid	$-	$5,346,125

	International Small Cap Growth Fund
Distributions paid from:	2024	2023
Ordinary Income	$3,810,934	$-
Net long-term capital gains	-	-
Total distributions paid	$3,810,934	$-

79

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Small Cap Growth Fund
Distributions paid from:	2024	2023
Ordinary Income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

	SMID Quality Value Fund
Distributions paid from:	2024	2023
Ordinary Income	$-	$-
Net long-term capital gains	10,162,776	1,133,783
Total distributions paid	$10,162,776	$1,133,783

	China Quality Growth Fund
Distributions paid from:	2024	2023
Ordinary Income	$39,914	$48,990
Net long-term capital gains	-	-
Total distributions paid	$39,914	$48,990

	International Equity Fund
Distributions paid from:	2024	2023
Ordinary Income	$136,774	$104,566
Net long-term capital gains	-	-
Total distributions paid	$136,774	$104,566

	International Opportunities Fund
Distributions paid from:	2024	2023
Ordinary Income	$717,376	$164,959
Net long-term capital gains	-	-
Total distributions paid	$717,376	$164,959

	Mid Cap Quality Value Fund
Distributions paid from:	2024	2023
Ordinary Income	$6,408	$14,977
Net long-term capital gains	52,351	1,289
Total distributions paid	$58,759	$16,266

80

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

	Emerging Markets Ex China Fund
Distributions paid from:	2024	2023
Ordinary Income	$318,515	$15,870
Net long-term capital gains	72,851	-
Total distributions paid	$391,366	$15,870

At December 31, 2024, the below Funds had an accumulated capital loss carry forward as follows:

	Short-term Capital Loss Carryforward	Long-term Capital Loss Carryforward
Emerging Markets Fund	$94,969,324	$516,135,846
International Small Cap Growth Fund	63,965,626	71,797,759
China Quality Growth Fund	1,674,679	4,334,874
International Equity Fund	836,920	1,414,864
International Opportunities Fund	4,551,472	-

The International Growth Fund, Small Cap Growth Fund, SMID Quality Value Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund did not have accumulated capital loss carryforwards. To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The International Small Cap Growth Fund utilized $5,223,212 of short-term capital loss carryforward for the tax year ended December 31, 2024. The Small Cap Growth Fund utilized $4,729,310 of capital loss carryforward for the tax year ended December 31, 2024. The SMID Quality Value Fund utilized $2,071,200 of capital loss carryforward for the tax year ended December 31, 2024. The International Equity Fund utilized $832,248 of capital loss carryforward for the tax year ended December 31, 2024. The International Opportunities Fund utilized $2,031,435 of capital loss carryforward for the tax year ended December 31, 2024.

As of December 31, 2024, the Funds did not have qualified Late-Year Losses, or Post October losses.

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June 30, 2025 (Unaudited)

Note 5 – Investment Transactions

For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts, and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$2,645,400,641	$2,827,132,546
Emerging Markets Fund	270,126,900	434,509,397
International Small Cap Growth Fund	183,065,670	199,690,084
Small Cap Growth Fund	18,464,341	15,944,697
SMID Quality Value Fund	6,630,459	10,785,265
China Quality Growth Fund	1,015,350	1,317,142
International Equity Fund	30,255,658	4,086,756
International Opportunities Fund	17,824,413	21,171,002
Mid Cap Quality Value Fund	3,528,649	341,280
Emerging Markets ex China Fund	9,146,844	3,471,178

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets attributable to Investor and Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y Shares do not pay any shareholding servings fees.

For the six months ended June 30, 2025, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class and Class Y shares do not pay any distribution fees.

For the six months ended June 30, 2025, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Funds’ assets carried at fair value:

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June 30, 2025 (Unaudited)

International Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$518,102,489	$-	$-	$518,102,489
Australia	274,500,100	-	-	274,500,100
Bermuda	465,531,912	-	-	465,531,912
Brazil	377,713,041	-	-	377,713,041
Canada	1,098,641,627	-	-	1,098,641,627
China	-	801,787,191	-	801,787,191
Denmark	-	369,259,404	-	369,259,404
France	-	691,592,981	-	691,592,981
Germany	-	2,829,298,892	-	2,829,298,892
India	447,762,394	-	-	447,762,394
Ireland	478,490,930	337,097,514	-	815,588,444
Israel	463,187,214	-	-	463,187,214
Italy	-	397,379,509	-	397,379,509
Japan	-	1,407,301,796	-	1,407,301,796
Netherlands	469,016,703	912,153,042	-	1,381,169,745
Singapore	1,012,531,518	-	-	1,012,531,518
South Korea	556,716,630	-	-	556,716,630
Sweden	967,812,946	-	-	967,812,946
Switzerland	-	375,859,480	-	375,859,480
Taiwan	-	997,831,422	-	997,831,422
United Kingdom	367,095,816	3,321,074,208	-	3,688,170,024
United States	843,411,429	-	-	843,411,429
Bank Deposit Investments	729,735,302	-	-	729,735,302
Total Investments	$9,070,250,051	$12,440,635,439	$-	$21,510,885,490

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June 30, 2025 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Brazil	$78,650,669	$-	$-	$78,650,669
Canada	28,138,203	-	-	28,138,203
China	52,491,760	163,327,536	-	215,819,296
Greece	-	22,356,326	-	22,356,326
India	-	101,032,253	-	101,032,253
Indonesia	-	18,218,273	-	18,218,273
Kazakhstan	5,576,764	-	-	5,576,764
Mexico	32,198,085	-	-	32,198,085
Peru	20,513,325	-	-	20,513,325
Russia	-	-	0	0
Saudi Arabia	9,806,113	-	-	9,806,113
Singapore	50,556,554	-	-	50,556,554
South Africa	11,938,005	12,768,109	-	24,706,114
South Korea	17,062,729	102,277,511	-	119,340,240
Taiwan	-	140,403,116	-	140,403,116
Rights
Brazil	-	-	-	-
Bank Deposit Investments	4,297,810	-	-	4,297,810
Total Investments	$311,230,017	$560,383,124	$0	$871,613,141

85

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

International Small Cap Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Australia	$-	$4,749,436	$-	$4,749,436
Austria	-	4,859,936	-	4,859,936
Brazil	10,822,413	-	-	10,822,413
Canada	14,395,038	-	-	14,395,038
China	-	8,206,696	-	8,206,696
Denmark	-	3,855,345	-	3,855,345
France	-	14,266,027	-	14,266,027
Germany	-	25,776,550	-	25,776,550
Greece	-	6,699,656	-	6,699,656
India	-	12,783,835	-	12,783,835
Indonesia	-	3,443,076	-	3,443,076
Ireland	5,835,309	-	-	5,835,309
Israel	4,071,630	-	-	4,071,630
Italy	7,939,545	5,199,031	-	13,138,576
Japan	-	48,036,079	-	48,036,079
Mexico	6,832,103	-	-	6,832,103
Netherlands	5,442,314	8,810,528	-	14,252,842
Norway	-	7,542,231	-	7,542,231
Poland	-	5,017,455	-	5,017,455
South Africa	3,428,958	-	-	3,428,958
South Korea	-	13,076,503	-	13,076,503
Spain	-	4,209,700	-	4,209,700
Sweden	3,250,562	22,647,505	-	25,898,067
Switzerland	-	3,565,680	-	3,565,680
Taiwan	-	7,223,962	-	7,223,962
United Kingdom	12,960,509	42,833,302	-	55,793,811
United States	2,849,525	4,884,401	-	7,733,926
Vietnam	-	3,008,964	-	3,008,964
Short-Term Investments	4,059,638	-	-	4,059,638
Total Investments	$81,887,544	$260,695,898	$-	$342,583,442

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$40,676,514	$-	$-	$40,676,514
Short-Term Investments	807,235	-	-	807,235
Total Investments	$41,483,749	$-	$-	$41,483,749

86

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

SMID Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$59,140,164	$-	$-	$59,140,164
Short-Term Investments	3,053,127	-	-	3,053,127
Total Investments	$62,193,291	$-	$-	$62,193,291

China Quality Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
China	$452,641	$1,174,634	$-	$1,627,275
Netherlands	92,334	-	-	92,334
Singapore	-	38,140	-	38,140
Taiwan	-	43,535	-	43,535
Bank Deposit Investments	30,039	-	-	30,039
Total Investments	$575,014	$1,256,309	$-	$1,831,323

International Equity Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Belgium	$-	$555,622	$-	$555,622
Brazil	1,779,447	-	-	1,779,447
Canada	3,634,592	-	-	3,634,592
China	2,106,069	880,540	-	2,986,609
France	-	972,509	-	972,509
Germany	-	4,852,344	-	4,852,344
India	628,563	-	-	628,563
Indonesia	-	369,773	-	369,773
Ireland	1,821,570	-	-	1,821,570
Israel	863,810	-	-	863,810
Italy	-	1,382,464	-	1,382,464
Japan	845,194	4,061,605	-	4,906,799
Kazakhstan	466,895	-	-	466,895
Mexico	605,999	-	-	605,999
Netherlands	-	1,593,485	-	1,593,485
Russia	-	-	0	0
Sweden	-	518,949	-	518,949
Switzerland	1,398,334	471,899	-	1,870,233
Taiwan	2,196,953	-	-	2,196,953
United Kingdom	2,327,094	7,622,716	-	9,949,810
United States	370,110	-	-	370,110
Short-Term Investments	583,146	-	-	583,146
Total Investments	$19,627,776	$23,281,906	$0	$42,909,682

87

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

International Opportunities Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Austria	$-	$685,471	$-	$685,471
Belgium	-	1,166,819	-	1,166,819
Bermuda	1,032,760	-	-	1,032,760
Brazil	1,249,747	-	-	1,249,747
Canada	3,025,396	-	-	3,025,396
China	637,196	869,806	-	1,507,002
Denmark	-	539,668	-	539,668
Finland	679,850	-	-	679,850
France	-	812,080	-	812,080
Germany	-	5,897,181	-	5,897,181
Greece	-	683,519	-	683,519
Hong Kong	-	485,492	-	485,492
India	-	1,325,657	-	1,325,657
Indonesia	-	445,439	-	445,439
Ireland	-	713,588	-	713,588
Israel	1,606,607	-	-	1,606,607
Italy	-	883,609	-	883,609
Japan	-	2,448,183	-	2,448,183
Mexico	333,236	-	-	333,236
Netherlands	525,082	477,518	-	1,002,600
Peru	507,390	-	-	507,390
Poland	-	503,847	-	503,847
Singapore	1,683,913	-	-	1,683,913
South Korea	533,588	495,746	-	1,029,334
Spain	-	437,137	-	437,137
Sweden	1,081,949	536,768	-	1,618,717
Taiwan	-	1,097,081	-	1,097,081
United Kingdom	-	4,052,665	-	4,052,665
United States	1,471,610	-	-	1,471,610
Warrants
Canada	-	-	0	0
Short-Term Investments	492,975	-	-	492,975
Total Investments	$14,861,299	$24,557,274	$0	$39,418,573

88

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Mid Cap Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$5,557,110	$-	$-	$5,557,110
Bank Deposit Investments	360,237	-	-	360,237
Total Investments	$5,917,347	$-	$-	$5,917,347

Emerging Markets ex China Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Brazil	$2,500,838	$-	$-	$2,500,838
Canada	1,134,608	-	-	1,134,608
Cyprus	211,083	-	-	211,083
Greece	-	599,267	-	599,267
India	-	3,658,304	-	3,658,304
Indonesia	-	531,355	-	531,355
Kazakhstan	145,247	-	-	145,247
Mexico	1,161,190	-	-	1,161,190
Peru	528,848	-	-	528,848
Saudi Arabia	340,149	-	-	340,149
Singapore	1,708,281	-	-	1,708,281
South Africa	453,969	393,892	-	847,861
South Korea	641,683	3,537,966	-	4,179,649
Taiwan	-	3,521,933	-	3,521,933
United Kingdom	593,794	-	-	593,794
Bank Deposit Investments	730,485	-	-	730,485
Total Investments	$10,150,175	$12,242,717	$-	$22,392,892

^	The Funds held a security valued at zero at period end.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

The Emerging Markets Fund and International Equity Fund held Common Stock, and the International Opportunities Fund held warrants, with $0 market value at the beginning and ending of period with no activity during the period.

89

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

Fund	Asset Class	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average	Impact to Valuation from an Increase in Input(1)
Emerging Markets Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Equity Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Opportunities Fund	Warrants	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the International Growth Fund, Emerging Markets Fund and International Small Cap Fund are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 - New Accounting Pronouncements and Regulatory Updates

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and each Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

90

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

91

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/8/2025